WEALTH-BUILDING OPPORTUNITY

OHIO NATIONAL FUND, INC.

   [LOGO]

ANNUAL REPORT

Ohio National
Variable Account R

Ohio National Fund, Inc.

December 31, 1996

President's Message                                                     [PHOTO]

We are pleased to provide you with an update of Ohio National Fund's performance and investment activity for 1996. It was a year of continued growth and generally favorable results for the Fund and the Ohio National variable annuity and variable universal life contract owners who are invested in its portfolios.


Looking Back

Thriving in a climate of moderate growth and modest inflation, stocks produced excellent gains in the United States in 1996. The U.S. bull market celebrated its sixth birthday by setting new records for price and trading volume. Large capitalization stocks were especially solid performers. Internationally, equity performance was generally strongest in European markets and mixed in Far East markets. The bond market registered a modest performance as interest rates rose in the first half. Achievements and highlights of Ohio National Fund for 1996 included the following:

- Five of the Fund's nine portfolios - the Capital Appreciation, Omni, International, Bond and Money Market portfolios - surpassed the average performance achieved for the year by their comparable fund category.

- The International subaccounts of Vari-Vest and Top Tradition (formerly Top Annuity) received five stars for their risk-adjusted three-year annualized return in Morningstar, Inc.'s performance ratings through July 31, 1996. Top Tradition's International subaccount was also cited in November's Money magazine as one of the best in its category.

- Growth in the Fund's assets signaled continued confidence from Ohio National variable contract owners and purchasers. Total assets for the nine portfolios increased to $664.3 million, a 45% increase over year-end 1995.

- Variable contract owners approved the appointment of Ohio National Investments, Inc. as investment adviser to Ohio National Fund, effective May 1, 1996.

Performance

Performance of Ohio National Fund's portfolios included the following:

- The Equity Portfolio, managed by Ohio National Investments, Inc., recorded a total return of 18.35% for the year. The portfolio's objective is to achieve long-term growth of capital by investing in common stocks or other equity securities. Growth funds tracked by Lipper Analytical Services averaged a 19.24% total return for 1996.

- The Omni Portfolio, managed by Ohio National Investments, Inc., recorded a total return of 15.54% for the year. Its objective is a high level of return consistent with preservation of capital by investing in stocks, bonds and money market instruments. Balanced portfolio funds tracked by Lipper averaged a 13.76% total return for the period.

- The International Portfolio, managed by Societe Generale Asset Management Corp., ended the year with a total return of 14.48%. The portfolio's objective is long-term capital growth by investing in common stocks of foreign companies. International funds tracked by Lipper had a total return of 11.78% for the same period.

- The Small Cap Portfolio, managed by Founders Asset Management, Inc., registered a total return of 17.71% for the year. Its objective is maximum capital growth by investing primarily in common stocks of small- and medium-size companies. Small company growth funds tracked by Lipper averaged 20.15% for the same period.

- The Capital Appreciation Portfolio, managed by T. Rowe Price Associates, Inc., achieved a 15.75% total return for 1996. Its objective is maximum capital growth by investing primarily in common stocks that are considered to be undervalued, or temporarily out of favor with investors, or are expected to increase in price over the short term. Flexible portfolio funds tracked by Lipper averaged a 13.60% total return for the period.

- The Aggressive Growth Portfolio, managed by Strong Capital Management, Inc., finished 1996 with a total return of 0.76%. The portfolio, whose objective is maximum capital growth, was hurt by a move into bonds early in the year and a downturn in technology stocks at mid-year. Capital appreciation funds tracked by Lipper had a total return of 16.31% for the year.

- The Global Contrarian Portfolio, managed by Societe Generale Asset Management Corp., ended the year with a total return of 12.09%. Its objective is long-term growth of capital by investing in foreign and domestic securities believed to be undervalued or presently out of favor. Global flexible portfolio funds tracked by Lipper had a total return of 13.50% for the same period.

- The Bond Portfolio, managed by Ohio National Investments, Inc., produced a total return of 3.71% for 1996. Its objective is a high level of return consistent with preservation of capital and liquidity by investing primarily in high-quality intermediate- and long-term debt securities. Intermediate-term corporate debt funds tracked by Lipper had a 3.27% total return for the year.

- Dividends on the Money Market Portfolio, managed by Ohio National Investments, Inc., generated a 5.17% yield for the year. The portfolio's objective is maximum current income consistent with preservation of capital and liquidity by investing in high-quality money market instruments. The average yield reported for money market funds by IBC Financial Data, Inc. was 4.83% for 1996.

         Please note that the rates of total return under variable annuity and variable universal life contracts will differ depending upon the applicable contract charges for mortality and expenses. Additional details about the asset holdings of the Fund's portfolios are provided in the following pages and histories of the portfolios and relevant indices are shown graphically. Also included, if applicable, is the annual report of the separate account for your variable contract.

Looking Ahead

The U.S. economy appears to be in a slow-growth, low-inflation mode. With corporate earnings growth stabilizing, scant likelihood of further interest rate declines, and valuations already quite high by traditional measures, a repeat of its 1996 performance seems unlikely for the U.S. equity market. Strengthening economic activity abroad would bode well for foreign markets. Regardless of the conditions, our fundamental investment principles - careful selection and constant professional management - remain unchanged.

         Allow me to take this opportunity to welcome three highly regarded new subadvisers to Ohio National Fund's management team and announce the addition of seven new portfolios to its roster. The Core Growth Portfolio, managed by Pilgrim Baxter & Associates, Ltd., the Growth & Income Portfolio, managed by Robertson Stephens Investment Management, L.P., the Strategic Income, Stellar and Relative Value portfolios, managed by Star Bank, N.A., and the S&P 500 Index and Social Awareness portfolios, managed by Ohio National Investments, Inc., all became effective January 3, 1997. Please note that not all portfolios are available to all variable contracts.

         Thank you for the confidence you have placed in Ohio National Fund as you pursue your wealth-building endeavors. Be assured that we will make every effort to continue to merit that confidence. Please contact your sales representative for additional information on the tax-favored financial protection and accumulation options afforded by your variable annuity or variable universal life contract. As your needs change over time, he or she stands ready to serve you.



                                             /s/ Donald J. Zimmerman

                                             Donald J. Zimmerman
                                             President, Ohio National Fund, Inc.


Directors and Officers of Ohio National Fund, Inc.

Donald J. Zimmerman, President and Director Joseph P. Brom, Vice President Ronald L. Benedict, Secretary and Director Michael A. Boedeker, Vice President
George E. Castrucci, Director                Stephen T. Williams, Vice President
Maurice H. Kirby, Director                   Dennis R. Taney, Treasurer
George M. Vredeveld, Director                Amy D. Starkey, Assistant Secretary


This report may be used as sales literature only when accompanied or preceded by an effective prospectus of Ohio National Fund, Inc. which relates sales expense and other pertinent information.

              COMPARISONS OF CHANGE IN VALUE OF $10,000 INVESTMENTS IN OHIO NATIONAL FUND PORTFOLIOS AND VARIOUS INDICES
                            (IN THOUSANDS OF DOLLARS)

                     EQUITY VS. STANDARD & POOR'S 500 INDEX

                                     [GRAPH]

                                  Equity         S&P 500

                1986            $10,000.00      $10,000.00
                1987            $11,082.00      $10,523.00
                1988            $12,747.62      $12,291.92
                1989            $16,706.35      $16,162.64
                1990            $15,100.08      $15,656.75
                1991            $18,147.28      $20,439.89
                1992            $19,515.58      $22,007.63
                1993            $22,265.33      $24,206.19
                1994            $22,320.99      $24,523.29
                1995            $28,392.30      $33,702.36
                1996            $33,602.29      $41,477.49


                      OMNI VS. STANDARD & POOR'S 500 INDEX

                                     [GRAPH]

                                   Omni          S&P 500

                1986            $10,000.00      $10,000.00
                1987            $ 9,832.00      $10,523.00
                1988            $11,309.75      $12,291.92
                1989            $13,058.24      $16,162.64
                1990            $13,307.65      $15,656.75
                1991            $15,722.99      $20,439.89
                1992            $17,075.16      $22,007.63
                1993            $19,269.32      $24,206.19
                1994            $19,167.20      $24,523.29
                1995            $23,527.73      $33,702.36
                1996            $27,183.94      $41,477.49


              CAPITAL APPRECIATION VS. STANDARD & POOR'S 500 INDEX

                                     [GRAPH]

                                 Cap App         S&P 500

                1986
                1987
                1988
                1989
                1990
                1991
                1992
                1993
                1994            $10,453.00      $11,053.00
                1995            $12,817.47      $15,190.14
                1996            $14,836.22      $18,694.50


                GLOBAL CONTRARIAN VS. MORGAN STANLEY WORLD INDEX

                                     [GRAPH]

                                  Global         MSCI World

                1986
                1987
                1988
                1989
                1990
                1991
                1992
                1993
                1994
                1995            $10,889.00      $11,533.00
                1996            $12,205.48      $13,087.65


      BOND VS. LEHMAN BROTHERS GOVERNMENT CORPORATE BOND INDEX-INTERMEDIATE

                                     [GRAPH]

                                   Bond          LB Index

                1986            $10,000.00      $10,000.00
                1987            $10,081.00      $10,367.00
                1988            $10,760.46      $11,069.88
                1989            $11,912.90      $12,482.40
                1990            $12,844.49      $13,627.04
                1991            $14,509.14      $15,620.67
                1992            $15,603.13      $16,740.67
                1993            $17,271.10      $18,202.13
                1994            $16,607.89      $17,847.19
                1995            $19,746.79      $20,579.60
                1996            $20,479.39      $22,721.11


     INTERNATIONAL VS. MORGAN, STANLEY EUROPE, AUSTRALIA AND FAR EAST INDEX

                                     [GRAPH]

                               International     MSCI EAFE

                1986
                1987
                1988
                1989
                1990
                1991
                1992
                1993            $12,498.00      $10,774.00
                1994            $13,504.43      $11,642.38
                1995            $15,138.46      $12,987.08
                1996            $17,330.51      $13,813.06


                        SMALL CAP VS. RUSSELL 2000 INDEX

                                     [GRAPH]

                                Small Cap        Russell 2000

                1986
                1987
                1988
                1989
                1990
                1991
                1992
                1993
                1994            $12,126.00      $10,027.00
                1995            $18,128.79      $12,878.68
                1996            $18,985.20      $15,007.52


                  AGGRESSIVE GROWTH VS. NATIONAL ASSOCIATION OF
                  SECURITIES DEALERS AUTOMATED QUOTATIONS INDEX

                                     [GRAPH]

                                Agg Growth       NASDAQ

                1986
                1987
                1988
                1989
                1990
                1991
                1992
                1993
                1994
                1995            $12,695.00      $12,875.00
                1996            $12,791.48      $15,798.91



              *PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PERFORMANCE OF FUND PORTFOLIOS DOES NOT REFLECT SEPARATE ACCOUNT EXPENSES.

OHIO NATIONAL FUND, INC.                                       December 31, 1996
STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                       PORTFOLIO
                                            -------------------------------------------------------------------------------------
                                                             MONEY                                                     CAPITAL
                                               EQUITY        MARKET        BOND            OMNI      INTERNATIONAL   APPRECIATION
                                            ------------  -----------  -------------   ------------  -------------   ------------
Assets:
   Investments in securities at market
     value (note 1) ......................  $232,147,553  $23,952,935  $  20,312,667   $145,384,948  $ 134,384,201    $38,051,933
   Cash in bank ..........................        91,899       33,904         21,751         20,205         69,939          1,898
   Unrealized gain on foreign currency
     exchange contracts (note 6) .........             0            0              0              0      1,686,502              0
   Receivable for securities sold ........             0            0              0              0        169,255              0
   Receivable for shares sold ............       568,786    1,594,884         60,249        212,996        971,753        271,526
   Dividends and interest receivable .....       336,613            0        429,429        539,273        366,362        155,957
   Other .................................         3,500          246            333          2,283         35,491            289
                                            ------------  -----------  -------------   ------------  -------------    -----------
     Total assets ........................   233,148,351   25,581,969     20,824,429    146,159,705    137,683,503     38,481,603
                                            ------------  -----------  -------------   ------------  -------------    -----------

Liabilities:
   Unrealized loss on foreign currency
     exchange contracts (note 6) .........             0            0              0              0         47,691              0
   Payable for securities purchased ......             0            0              0              0         37,373        118,925
   Dividends payable .....................             0        3,342              0              0              0              0
   Payable for shares redeemed ...........             0       47,347          8,228        449,210              0            196
   Payable for investment management
     services (note 3) ...................       308,692       13,019         31,160        202,348        297,964         71,971
   Accrued expenses ......................        63,305        6,931          6,154         40,457         11,276          9,268
                                            ------------  -----------  -------------   ------------  -------------    -----------
     Total liabilities ...................       371,997       70,639         45,542        692,015        394,304        200,360
                                            ------------  -----------  -------------   ------------  -------------    -----------
NET ASSETS AT MARKET VALUE ...............  $232,776,354  $25,511,330  $  20,778,887   $145,467,690  $ 137,289,199    $38,281,243
                                            ============  ===========  =============   ============  =============    ===========

Net assets consist of:
   Par value, $1 per share ...............  $  7,206,842  $ 2,551,133  $   1,955,819   $  7,499,253  $   8,861,590    $ 2,960,845
   Paid-in capital in excess
     of par value ........................   142,968,012   22,960,197     18,228,687    101,513,673    111,037,006     30,684,042
   Accumulated undistributed net
   realized gain (loss) on investments ...     2,116,393            0        (82,701)     1,460,737      4,130,538        861,202
   Net unrealized appreciation
     (depreciation) on:
     Investments (note 1) ................    79,493,857            0        338,709     33,979,603     10,740,304      3,479,545
     Forward currency contracts (note 6) .             0            0              0              0      1,638,811              0
     Foreign currency related transactions             0            0              0              0         (1,697)             0
   Undistributed net investment
     income (loss) .......................       991,250            0        338,373      1,014,424        882,647        295,609
                                            ------------  -----------  -------------   ------------  -------------    -----------
NET ASSETS AT MARKET VALUE ...............  $232,776,354  $25,511,330  $  20,778,887   $145,467,690  $ 137,289,199    $38,281,243
                                            ============  ===========  =============   ============  =============    ===========

SHARES OUTSTANDING (note 5) ..............     7,206,842    2,551,133      1,955,819      7,499,253      8,861,590      2,960,845
                                            ------------  -----------  -------------   ------------  -------------    -----------
NET ASSET VALUE PER SHARE ................  $      32.30  $     10.00  $       10.62   $      19.40  $       15.49    $     12.93
                                            ============  ===========  =============   ============  =============    ===========
                                                            PORTFOLIO
                                            ------------------------------------------
                                               SMALL          GLOBAL       AGGRESSIVE
                                                CAP         CONTRARIAN       GROWTH
                                            ------------   ------------   ------------
Assets:
   Investments in securities at market
     value (note 1) ......................  $ 38,416,267   $ 11,049,517   $ 12,008,171
   Cash in bank ..........................             8         54,173            865
   Unrealized gain on foreign currency
     exchange contracts (note 6) .........             0         45,794              0
   Receivable for securities sold ........        91,941         52,969         64,224
   Receivable for shares sold ............       348,880         85,806         89,015
   Dividends and interest receivable .....        13,378         32,013         22,421
   Other .................................           154            147            164
                                            ------------   ------------   ------------
     Total assets ........................    38,870,628     11,320,419     12,184,860
                                            ------------   ------------   ------------

Liabilities:
   Unrealized loss on foreign currency
     exchange contracts (note 6) .........             0            685              0
   Payable for securities purchased ......       330,137              0        150,970
   Dividends payable .....................             0              0              0
   Payable for shares redeemed ...........             0              0              0
   Payable for investment management
     services (note 3) ...................        70,147         23,737         21,947
   Accrued expenses ......................         6,635          6,244          2,364
                                            ------------   ------------   ------------
     Total liabilities ...................       406,919         30,666        175,281
                                            ------------   ------------   ------------
NET ASSETS AT MARKET VALUE ...............  $ 38,463,709   $ 11,289,753   $ 12,009,579
                                            ============   ============   ============

Net assets consist of:
   Par value, $1 per share ...............  $  2,133,686   $    968,333   $  1,197,097
   Paid-in capital in excess
     of par value ........................    29,999,731      9,536,715     11,518,162
   Accumulated undistributed net
   realized gain (loss) on investments ...      (233,108)       203,560     (1,424,222)
   Net unrealized appreciation
     (depreciation) on:
     Investments (note 1) ................     6,714,739        444,102        546,019
     Forward currency contracts (note 6) .             0         45,109              0
     Foreign currency related transactions            89           (138)             0
   Undistributed net investment
     income (loss) .......................      (151,428)        92,072        172,523
                                            ------------   ------------   ------------
NET ASSETS AT MARKET VALUE ...............  $ 38,463,709   $ 11,289,753   $ 12,009,579
                                            ============   ============   ============

SHARES OUTSTANDING (note 5) ..............     2,133,686        968,333      1,197,097
                                            ------------   ------------   ------------
NET ASSET VALUE PER SHARE ................  $      18.03   $      11.66   $      10.03
                                            ============   ============   ============


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                            Year Ended December 31, 1996
STATEMENTS OF OPERATIONS

                                                                                                        PORTFOLIO
                                                ----------------------------------------------------------------------------------

                                                                MONEY                                                   CAPITAL
                                                  EQUITY        MARKET         BOND         OMNI      INTERNATIONAL   APPRECIATION
                                                -----------  -----------   -----------   -----------  -------------   ------------
Investment income:
     Interest ................................  $ 1,686,797  $ 1,065,875   $ 1,391,482   $ 2,794,396   $   698,700     $  798,422
     Dividends ...............................    3,086,469            0        41,395     1,868,511     2,534,092(a)     601,844
                                                -----------  -----------   -----------   -----------   -----------     ----------

       Total investment income ...............    4,773,266    1,065,875     1,432,877     4,662,907     3,232,792      1,400,266
                                                -----------  -----------   -----------   -----------   -----------     ----------

Expenses:
     Management fees (note 3) ................    1,124,431       58,418       117,360       735,210     1,045,159        229,794
     Custodian fees (note 3) .................      276,590       26,288        26,406       172,176       240,001         38,803
     Directors' fees (note 3) ................       12,972        1,332         1,334         8,153         6,640          1,123
     Professional fees .......................       34,582        3,242         3,391        21,829        13,900          3,173
     Other ...................................       55,478        6,450         5,985        37,364        25,914          5,885
                                                -----------  -----------   -----------   -----------   -----------     ----------

       Total expenses ........................    1,504,053       95,730       154,476       974,732     1,331,614        278,778
       Less fees waived (note 3) .............            0       (9,697)            0             0             0              0
                                                -----------  -----------   -----------   -----------   -----------     ----------

       Net expenses ..........................    1,504,053       86,033       154,476       974,732     1,331,614        278,778
                                                -----------  -----------   -----------   -----------   -----------     ----------

         Net investment income (loss) ........    3,269,213      979,842     1,278,401     3,688,175     1,901,178      1,121,488
                                                -----------  -----------   -----------   -----------   -----------     ----------

Realized and unrealized gain (loss)
   on investments and foreign currency
     Net realized gain (loss) from:
       Investments ...........................    2,116,393            0         2,392     1,460,737     4,130,538      1,168,575
       Foreign currency related transactions .            0            0             0             0     2,879,840              0
     Net increase (decrease) in unrealized
       appreciation (depreciation) on:
         Investments .........................   29,110,600            0      (518,569)   13,387,967     4,882,238      2,026,474
         Foreign currency related transactions            0            0             0             0     1,097,455              0
                                                -----------  -----------   -----------   -----------   -----------     ----------

         Net gain (loss) on investments ......   31,226,993            0      (516,177)   14,848,704    12,990,071      3,195,049
                                                -----------  -----------   -----------   -----------   -----------     ----------
          Net increase in net
            assets from operations ...........  $34,496,206  $   979,842   $   762,224   $18,536,879   $14,891,249     $4,316,537
                                                ===========  ===========   ===========   ===========   ===========     ==========
                                                               PORTFOLIO
                                                ---------------------------------------

                                                   SMALL        GLOBAL       AGGRESSIVE
                                                    CAP       CONTRARIAN       GROWTH
                                                -----------   ----------    -----------
Investment income:
     Interest ................................  $   103,106    $128,285     $    46,927
     Dividends ...............................       25,786    161,763(b)     1,292,966
                                                -----------    --------     -----------

       Total investment income ...............      128,892     290,048       1,339,893
                                                -----------    --------     -----------

Expenses:
     Management fees (note 3) ................      212,875      70,122          63,707
     Custodian fees (note 3) .................       35,915      27,703          10,750
     Directors' fees (note 3) ................          997         345             346
     Professional fees .......................        2,356         810             822
     Other ...................................        4,125       1,407           4,983
                                                -----------    --------     -----------

       Total expenses ........................      256,268     100,387          80,608
       Less fees waived (note 3) .............            0           0               0
                                                -----------    --------     -----------

       Net expenses ..........................      256,268     100,387          80,608
                                                -----------    --------     -----------

         Net investment income (loss) ........     (127,376)    189,661       1,259,285
                                                -----------    --------     -----------

Realized and unrealized gain (loss)
   on investments and foreign currency
     Net realized gain (loss) from:
       Investments ...........................     (233,108)    203,560      (1,376,916)
       Foreign currency related transactions .         (941)     71,821          18,597
     Net increase (decrease) in unrealized
       appreciation (depreciation) on:
         Investments .........................    4,808,600     285,658         389,786
         Foreign currency related transactions          122      42,331         (11,874)
                                                -----------    --------     -----------

         Net gain (loss) on investments ......    4,574,673     603,370        (980,407)
                                                -----------    --------     -----------
          Net increase in net
            assets from operations ...........  $ 4,447,297    $793,031     $   278,878
                                                ===========    ========     ===========


(a)    Net of $223,281 foreign taxes withheld.
(b)    Net of $10,035 foreign taxes withheld.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                   Years Ended December 31 1996 and 1995
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             PORTFOLIO
                                              --------------------------------------------------------------------------
                                                         EQUITY                      MONEY MARKET                BOND
                                                YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                                                 12-31-96        12-31-95       12-31-96      12-31-95        12-31-96
                                              -----------------------------   ---------------------------   ------------
From operations:
   Net investment income ...................  $   3,269,213   $   2,852,911   $    979,842   $    683,716   $  1,278,401
   Realized gain (loss) on investments and
     foreign currency related transactions ..     2,116,393       5,341,756              0              0          2,392
   Unrealized gain (loss) on investments and
     foreign currency related transactions ..    29,110,600      26,897,831              0              0       (518,569)
                                              -------------   -------------   ------------   ------------   ------------
       Net increase in assets
         from operations ...................     34,496,206      35,092,498        979,842        683,716        762,224
                                              -------------   -------------   ------------   ------------   ------------

Dividends and distributions to
   shareholders:
     Dividends declared ....................     (3,065,136)     (2,203,910)      (979,842)      (683,716)    (1,230,887)
     Capital gains distribution ............     (5,341,756)     (2,034,408)             0              0              0
                                              -------------   -------------   ------------   ------------   ------------
       Total dividends and distributions ...     (8,406,892)     (4,238,318)      (979,842)      (683,716)    (1,230,887)
                                              -------------   -------------   ------------   ------------   ------------

From Capital Share Transactions (note 5):
   Received from shares sold ...............     37,139,279      27,001,671     28,544,523     14,165,258      6,923,633
   Received from dividends reinvested ......      8,406,892       4,238,318        979,842        683,716      1,230,887
   Paid for shares redeemed ................    (14,554,329)     (9,726,105)   (19,728,821)   (12,191,289)    (4,971,363)
                                              -------------   -------------   ------------   ------------   ------------
     Increase in net assets derived
       from capital share transactions .....     30,991,842      21,513,884      9,795,544      2,657,685      3,183,157
                                              -------------   -------------   ------------   ------------   ------------

         Increase in assets ................     57,081,156      52,368,064      9,795,544      2,657,685      2,714,494
                                              -------------   -------------   ------------   ------------   ------------

Net Assets:
   Beginning of period .....................    175,695,198     123,327,134     15,715,786     13,058,101     18,064,393
                                              -------------   -------------   ------------   ------------   ------------

   End of period(a).........................  $ 232,776,354   $ 175,695,198   $ 25,511,330   $ 15,715,786   $ 20,778,887
                                              =============   =============   ============   ============   ============

     Includes undistributed net
(a)  investment income of ..................  $     991,250   $     787,173   $          0   $          0   $    338,373
                                              =============   =============   ============   ============   ============
                                                                             PORTFOLIO
                                              -------------------------------------------------------------------------
                                                 BOND                   OMNI                      INTERNATIONAL
                                              YEAR ENDED      YEAR ENDED    YEAR ENDED      YEAR ENDED    YEAR ENDED
                                               12-31-95        12-31-96      12-31-95        12-31-96      12-31-95
                                              ------------   ----------------------------   ---------------------------
From operations:
   Net investment income ...................  $  1,047,685   $   3,688,175   $  3,415,111   $  1,901,178   $  1,727,831
   Realized gain (loss) on investments and
     foreign currency related transactions ..      (85,093)      1,460,737      1,972,001      7,010,378      2,149,202
   Unrealized gain (loss) on investments and
     foreign currency related transactions ..    1,682,695      13,387,967     13,934,522      5,979,693      4,907,572
                                              ------------   -------------   ------------   ------------   ------------
       Net increase in assets
         from operations ...................     2,645,287      18,536,879     19,321,634     14,891,249      8,784,605
                                              ------------   -------------   ------------   ------------   ------------

Dividends and distributions to
   shareholders:
     Dividends declared ....................      (802,639)     (3,564,088)    (2,700,506)    (4,697,527)    (1,426,199)
     Capital gains distribution ............        (1,741)     (1,956,755)             0     (1,691,528)    (1,090,908)
                                              ------------   -------------   ------------   ------------   ------------
       Total dividends and distributions ...      (804,380)     (5,520,843)    (2,700,506)    (6,389,055)    (2,517,107)
                                              ------------   -------------   ------------   ------------   ------------

From Capital Share Transactions (note 5):
   Received from shares sold ...............     4,015,347      25,730,422     15,409,257     37,362,568     26,592,168
   Received from dividends reinvested ......       804,380       5,520,843      2,700,506      6,389,055      2,517,107
   Paid for shares redeemed ................    (1,744,440)     (8,376,827)   (10,120,050)    (5,558,345)    (7,658,197)
                                              ------------   -------------   ------------   ------------   ------------
     Increase in net assets derived
       from capital share transactions .....     3,075,287      22,874,438      7,989,713     38,193,278     21,451,078
                                              ------------   -------------   ------------   ------------   ------------

         Increase in assets ................     4,916,194      35,890,474     24,610,841     46,695,472     27,718,576
                                              ------------   -------------   ------------   ------------   ------------

Net Assets:
   Beginning of period .....................    13,148,199     109,577,216     84,966,375     90,593,727     62,875,151
                                              ------------   -------------   ------------   ------------   ------------

   End of period(a).........................  $ 18,064,393   $ 145,467,690   $109,577,216   $137,289,199   $ 90,593,727
                                              ============   =============   ============   ============   ============

     Includes undistributed net
(a)  investment income of ..................  $    290,858   $   1,014,424   $    890,337   $    882,647   $    799,333
                                              ============   =============   ============   ============   ============


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                  Years Ended December 31, 1996 and 1995
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     PORTFOLIO
                                              --------------------------------------------------------------------------------------
                                                  CAPITAL APPRECIATION               SMALL CAP               GLOBAL CONTRARIAN (b)
                                               YEAR ENDED      YEAR ENDED    YEAR ENDED      YEAR ENDED    YEAR ENDED     YEAR ENDED
                                                12-31-96        12-31-95     12-31-96        12-31-95      12-31-96       12-31-95
                                              ---------------------------   ---------------------------   --------------------------
From operations:
   Net investment income (loss) ............  $  1,121,488   $    418,358   ($   127,376)  ($     9,784)  $    189,661  $    41,517
   Realized gain (loss) on investments and
     foreign currency related transactions .     1,168,575        347,729       (234,049)       564,882        275,381       63,612
   Unrealized gain (loss) on investments and
     foreign currency related transactions ..    2,026,474      1,486,874      4,808,722      1,631,811        327,989      161,084
                                              ------------   ------------   ------------   ------------   ------------  -----------
       Net increase in assets
         from operations ...................     4,316,537      2,252,961      4,447,297      2,186,909        793,031      266,213
                                              ------------   ------------   ------------   ------------   ------------  -----------

Dividends and distributions to
   shareholders:
     Dividends declared ....................      (969,506)      (284,670)             0        (28,120)      (213,826)     (23,897)
     Capital gains distribution ............      (655,102)      (139,011)      (542,566)             0        (36,817)           0
                                              ------------   ------------   ------------   ------------   ------------  -----------
       Total dividends and distributions ...    (1,624,608)      (423,681)      (542,566)       (28,120)      (250,643)     (23,897)
                                              ------------   ------------   ------------   ------------   ------------  -----------

From Capital Share Transactions (note 5):
   Received from shares sold ...............    16,614,123     10,945,010     19,468,827     11,178,786      7,880,959    4,311,648
   Received from dividends reinvested ......     1,624,608        423,681        542,566         28,120        250,643       23,897
   Paid for shares redeemed ................    (1,969,700)      (632,303)    (1,490,446)      (584,139)    (1,804,832)    (157,266)
                                              ------------   ------------   ------------   ------------   ------------  -----------
     Increase in net assets derived
       from capital share transactions .....    16,269,031     10,736,388     18,520,947     10,622,767      6,326,770    4,178,279
                                              ------------   ------------   ------------   ------------   ------------  -----------

         Increase in assets ................    18,960,960     12,565,668     22,425,678     12,781,556      6,869,158    4,420,595
                                              ------------   ------------   ------------   ------------   ------------  -----------

Net Assets:
   Beginning of period .....................    19,320,283      6,754,615     16,038,031      3,256,475      4,420,595            0
                                              ------------   ------------   ------------   ------------   ------------  -----------

   End of period (a) .......................  $ 38,281,243   $ 19,320,283   $ 38,463,709   $ 16,038,031   $ 11,289,753  $ 4,420,595
                                              ============   ============   ============   ============   ============  ===========

     Includes undistributed net
(a)  investment income (loss) of ...........  $    295,609   $    143,627   ($   151,428)  ($    23,110)  $     92,072  $    44,416
                                              ============   ============   ============   ============   ============  ===========

   (b) Commenced operations March 31, 1995.

                                                      PORTFOLIO
                                              --------------------------
                                                AGGRESSIVE GROWTH (b)
                                              YEAR ENDED      YEAR ENDED
                                               12-31-96        12-31-95
                                              --------------------------
From operations:
   Net investment income (loss) ............  $  1,259,285   $   295,848
   Realized gain (loss) on investments and
     foreign currency related transactions .    (1,358,319)      (39,900)
   Unrealized gain (loss) on investments and
     foreign currency related transactions ..      377,912       168,107
                                              ------------   -----------
       Net increase in assets
         from operations ...................       278,878       424,055
                                              ------------   -----------

Dividends and distributions to
   shareholders:
     Dividends declared ....................    (1,271,325)     (137,288)
     Capital gains distribution ............             0             0
                                              ------------   -----------
       Total dividends and distributions ...    (1,271,325)     (137,288)
                                              ------------   -----------

From Capital Share Transactions (note 5):
   Received from shares sold ...............     8,883,382     3,709,801
   Received from dividends reinvested ......     1,271,325       137,288
   Paid for shares redeemed ................    (1,158,142)     (128,395)
                                              ------------   -----------
     Increase in net assets derived
       from capital share transactions .....     8,996,565     3,718,694
                                              ------------   -----------

         Increase in assets ................     8,004,118     4,005,461
                                              ------------   -----------

Net Assets:
   Beginning of period .....................     4,005,461             0
                                              ------------   -----------

   End of period (a) .......................  $ 12,009,579   $ 4,005,461
                                              ============   ===========

     Includes undistributed net
(a)  investment income (loss) of ...........  $    172,523   $   165,966
                                              ============   ===========

   (b) Commenced operations March 31, 1995.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                                         EQUITY PORTFOLIO

                                                       MARKET
   SHARES                  COMMON STOCK                VALUE
-----------------------------------------------------------------
                 AEROSPACE (3.5%)
       44,500    Allied Signal, Inc.                 $ 2,981,500
       64,000    Raytheon Co.                          3,080,000
       31,350    Rockwell International Corp.          1,908,431
        1,316    Boeing Co.                              139,990
                                                  ---------------
                                                       8,109,921
                                                  ---------------
                 AUTOMOTIVE AND RELATED (3.0%)
       22,500    Arvin Industries, Inc.                  556,875
       31,000    Chrysler Corp.                        1,023,000
       47,000  * Custom Chrome, Inc.                     945,875
       39,184    Ford Motor Co.                        1,248,990
       20,000    Magna International, Inc.             1,115,000
       43,000    Modine Manufacturing Co.              1,150,250
       47,000    Walbro Corp.                            857,750
                                                  ---------------
                                                       6,897,740
                                                  ---------------
                 BANKING (3.9%)
       15,000    Boatmen's Bancshares, Inc.              967,500
       25,200    Charter One Financial Inc.            1,058,400
       21,000    First Union Corp.                     1,554,000
       70,000    Hanson Trust, PLC                       472,500
       35,000    Long Island Bancorp, Inc.             1,225,000
       22,500    Mellon Bank Corp.                     1,597,500
       37,000  * Olympic Financial Ltd                   531,875
       40,000    SEI Corp.                               890,000
       20,500    Susquehanna Bancshares Inc.             709,813
                                                  ---------------
                                                       9,006,588
                                                  ---------------
                 BUSINESS SERVICES (9.0%)
       64,000  * Alternative Resources Inc.            1,112,000
       34,500  * Banctec, Inc.                           711,563
       70,000    BMC Industries Inc. - Minn.           2,205,000
       30,000  * Computer Sciences Corp.               2,463,750
       89,000    First Data Corp.                      3,248,500
       12,500    Fisher Scientific International         589,063
       33,000  * ITT Corp.                             1,431,375
       50,000    Manpower Inc.                         1,625,000
       76,000    Reynolds & Reynolds CL A              1,976,000
       35,000    Standard Register Co.                 1,137,500
       30,000  * Symbol Technologies, Inc.             1,327,500
       50,000  * Verifone, Inc.                        1,475,000
       23,000    Wackenhut Corp. Class B                 350,750
       45,000  * Zebra Technology Corp.                1,051,875
                                                  ---------------
                                                      20,704,875
                                                  ---------------
                 CHEMICALS (4.0%)
       17,500    E I DuPont De Nemours & Co.           1,651,563
       96,000    Engelhard Corp.                       1,836,000
       28,000    Lubrizol Corp.                          868,000
        5,000  * Millenium Chemicals                      88,750
       85,000    Monsanto Co.                          3,304,375
       60,000    OM Group, Inc.                        1,620,000
                                                  ---------------
                                                       9,368,688
                                                  ---------------
                 COMMUNICATIONS (3.5%)
       49,000  * Atlantic Tele-Network Inc.              747,250
       82,500  * Andrew Corp.                          4,377,656
       12,500  * Granite Broadcasting, Corp.             132,813
       27,500  * Mastec Inc.                           1,457,500
       15,000  * U.S. Robotics                         1,080,000
                                                  ---------------
                                                       7,795,219
                                                  ---------------
                 COMPUTER AND RELATED (10.8%)
       60,000  * Cisco Systems, Inc.                 $ 3,817,500
       65,000  * Continental Circuits Corp.              698,750
       58,000    Hewlett-Packard Co.                   2,914,500
       50,000  * Informix Corp.                        1,018,750
       32,000    Intel Corp.                           4,190,000
       90,000    MacNeal-Schwendler Corp.                708,750
       20,000  * Microsoft Corp.                       1,652,500
       40,000    Motorola, Inc.                        2,455,000
       47,058  * Seagate Technology                    1,858,791
       22,871  * Solectron Corp.                       1,220,740
       80,000  * Sun Microsystems, Inc.                2,055,000
       40,000    Texas Instruments, Inc.               2,550,000
                                                  ---------------
                                                      25,140,281
                                                  ---------------
                 CONTAINERS (0.9%)
       90,000  * Owens-Illinois, Inc.                  2,047,500
                                                  ---------------
                 ELECTRICAL EQUIPMENT (5.6%)
       45,000  * Analog Devices, Inc.                  1,524,375
       60,000  * Anixter Intl. Inc.                      967,500
       29,400    Eaton Corp.                           2,050,650
       40,000    General Electric Co.                  3,955,000
       40,000    Varian Associates, Inc.               2,035,000
       55,000    Westinghouse Electric                 1,093,125
       25,000    Xerox Corp.                           1,315,625
                                                  ---------------
                                                      12,941,275
                                                  ---------------
                 ENTERTAINMENT AND LEISURE (0.6%)
       37,500    Cedar Fair                            1,387,500
                                                  ---------------

                 FOOD AND RELATED (1.4%)
       84,000  * Buffets, Inc.                           766,500
       25,500    H.J. Heinz Co.                          911,625
       22,500    Panamerican Beverages, Inc.           1,054,688
       33,000    Smart & Final, Inc.                     713,625
                                                  ---------------
                                                       3,446,438
                                                  ---------------
                 FORESTRY AND PAPER PRODUCTS (0.7%)
       68,000    Sonoco Products                       1,759,500
                                                  ---------------
                 HOUSEHOLD PRODUCTS (0.3%)
       38,000  * Guest Supply Inc.                       669,750
                                                  ---------------
                 HOUSING, FURNITURE & RELATED (1.9%)
      136,000    Clayton Homes, Inc.                   1,836,000
       64,000    Newell Co.                            2,016,000
       50,000    Shaw Industries, Inc.                   587,500
                                                  ---------------
                                                       4,439,500
                                                  ---------------
                 INDUSTRIAL SERVICES (4.2%)
       38,000  * Canisco Resources Inc.                  152,000
       31,500    Federal Signal Corp.                    815,063
       22,500    Fluor Corp.                           1,411,875
       40,000    Kysor Industrial Corp.                1,305,000
       20,500  * Medar Inc.                              115,313
       35,300    Minerals Technologies, Inc.           1,447,300
       50,000    Regal Beloit                            981,250
       32,000    Stewart & Stevenson Services            932,000
       50,000    WMX Technologies, Inc.                1,631,250
       20,000    York International, Corp.             1,117,500
                                                  ---------------
                                                       9,908,550
                                                  ---------------
                                                      (continued)

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                             EQUITY PORTFOLIO (CONTINUED)

                                                      MARKET
   SHARES                  COMMON STOCK                VALUE
-----------------------------------------------------------------
                 INSURANCE SERVICES (6.0%)
       28,125    American International Group        $ 3,044,531
       36,000    Chubb Corp.                           1,935,000
       35,831    Cincinnati Financial Corp.            2,324,536
       40,000    Equitable Cos., Inc.                    985,000
       34,500    Providian Corp.                       1,772,438
       26,500    St. Paul Cos.                         1,553,563
                                                   --------------
                                                      11,615,067
                                                   --------------
                 MACHINERY (1.9%)
        4,400  * Bridgeport Machines Inc.                 49,500
       24,000    Caterpillar, Inc.                     1,806,000
       30,000    Deere & Company                       1,218,750
       53,500    Hardinge Inc.                         1,424,438
                                                   --------------
                                                       4,498,688
                                                   --------------
                 MEDICAL AND RELATED (5.7%)
       32,000    Abbott Laboratories                   1,624,000
       36,000    Allergan, Inc.                        1,282,500
        7,500    Allegiance Corp.                        207,188
       37,500    Baxter International                  1,537,500
       41,500  * Cephalon Inc.                           850,750
       66,000    Columbia HCA Healthcare Corp.         2,689,500
       39,000  * Foundation Health Corp.               1,238,250
       27,000    Guidant Corp.                         1,539,000
       30,000  * Humana Inc.                             573,750
       13,500    National Healthcare-LP                  588,938
       40,875  * Quorum Health Group Inc.              1,216,031
                                                   --------------
                                                      13,347,406
                                                   --------------
                 METALS AND MINING (1.1%)
       16,000    Phelps Dodge Corp.                    1,080,000
       43,800  * Wolverine Tube, Inc.                  1,543,950
                                                   --------------
                                                       2,623,950
                                                   --------------
                 METAL FABRICATING (0%)
        7,000    Amcast Industrial Corp.                 173,250
                                                   --------------
                 OIL, ENERGY AND NATURAL GAS (8.0%)
       40,000    Ashland, Inc.                         1,755,000
       29,000  * Belco Oil & Gas                         793,875
       65,500    Camco International, Inc.             3,021,188
       27,000    Chevron Corp.                         1,755,000
       13,000    Coastal Corp.                           635,375
       57,500  * Enserch Exploration Inc.                675,625
       75,000  * Louis Dreyfus Natural Gas             1,284,375
       38,000    National Propane Partners               745,750
       35,000  * Offshore Logistics Inc.                 678,125
       20,000    Schlumberger, Ltd.                    1,997,500
       17,850  * Ultramar Diamond Shamrock               564,506
       45,000    Union Texas Petroleum                 1,006,875
       90,000    Westcoast Energy, Inc.                1,507,500
       51,000    Williams Cos. Inc.                    1,912,500
       15,200    Wiser Oil                               300,200
                                                   --------------
                                                      18,633,394
                                                   --------------
                RETAIL (1.2%)
      35,000    Family Dollar Stores                  $  713,125
      50,000  * Globe Business Resources                 512,500
      35,000  * Ridgeview Inc.                           258,125
      23,000    Stanhome, Inc.                           609,500
      25,000    Warnaco Group                            740,625
                                                 ----------------
                                                       2,833,875
                                                 ----------------
                REAL ESTATE AND LEASING (2.2%)
      62,000    Commercial Net Lease Realty           $  984,250
      37,500    First Industrial Reality Trust         1,139,063
      46,000    Healthcare Realty Trust                1,219,000
      25,000    Liberty Property Trust                   643,750
      29,500    National Health Investors, Inc.        1,117,313
                                                 ----------------
                                                       5,103,375
                                                 ----------------
                TEXTILES AND RELATED (0.5%)
      25,000    Oxford Industries, Inc.                  600,000
      25,000    Singer Co. NV                            559,375
                                                 ----------------
                                                       1,159,375
                                                 ----------------
                TRANSPORTATION AND EQUIPMENT (4.3%)
      41,382    Burlington Northern, Inc.              3,574,370
      15,000  * Consolidated Freightways Corp            133,125
      30,000    Consolidated Freightways Inc.            667,500
      40,000    Greenbrier Companies, Inc.               415,000
      33,750    Illinois Central Corp.                 1,080,000
      25,000    Norfolk Southern Corp.                 2,187,500
      56,800    Trinity Industries                     2,130,000
                                                 ----------------
                                                      10,187,495
                                                 ----------------
                UTILITIES (1.0%)
      21,500    Entergy Corp.                            596,625
      27,500    FPL Group, Inc.                        1,265,000
      20,500    Montana Power Co.                        438,188
                                                 ----------------
                                                       2,299,813
                                                 ----------------
                TOTAL COMMON STOCKS (84.2%)
                (COST  $116,609,563)                $196,099,010
                                                 ----------------

                                                     MARKET
   SHARES               PREFERRED STOCK               VALUE
-----------------------------------------------------------------
                BANKING (0.1%)
      11,000    Money Store 6.5%                     $   301,125
                                                 ----------------
                COMPUTER & RELATED (0.3%)
      24,000    General Datacommunications               603,000
                                                 ----------------
                OIL AND GAS (0.7%)
      13,000    Ashland Oil, cum., conv.                 892,125
      15,000    Howell Corp., $3.50 Series A             765,000
                                                 ----------------
                                                       1,657,125
                                                 ----------------
                METALS AND MINING (0.7%)
      50,000    Freeport McMoRan Copper & Gold,
                   Series B                            1,600,000
                                                 ----------------
                REAL ESTATE (0.2%)
      20,000    Oasis Residential Inc. Series A
                   cum., conv.                           517,500
                                                 ----------------
                TOTAL PREFERRED STOCK (2.0%)
                (COST  $4,733,590)                   $ 4,678,750
                                                 ----------------
                                                     (continued)

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                             EQUITY PORTFOLIO (CONTINUED)

    FACE                                              MARKET
   AMOUNT             CONVERTIBLE DEBENTURES           VALUE
-----------------------------------------------------------------
                 ELECTRICAL EQUIPMENT (0.3%)
     $700,000    Richey Electric, 7.000%
                    conv. debentures, due 03-01-06    $  699,125
                                                   --------------
                 METAL FABRICATING (0.4%)
      900,000    INCO, Ltd., 7.750% conv.
                    subordinated debentures,
                    due 03-15-16                         947,250
                                                   --------------
                 OIL, ENERGY AND NATURAL GAS (0.3%)
      800,000    Offshore Log, 6.000%
                    debentures due 12-15-06              831,000
                                                   --------------
                 TOTAL CONVERTIBLE (1.0%)             $2,477,375
                    (COST $2,418,125)              --------------

    FACE                                             MARKET
   AMOUNT               SHORT-TERM NOTES              VALUE
-----------------------------------------------------------------
                FINANCE (10.7%)
  $3,600,000    American Express Credit Corp.
                   5.350%  01-03-97                 $  3,598,930
   2,625,000    Associates Corp. of America
                   5.700%  01-10-97                    2,621,259
   3,064,000    General Motors Accept. Corp.
                   5.340%  01-06-97                    3,061,621
   5,340,000    Household Finance
                   5.600%  01-07-97                    5,335,016
   3,845,000    Heller Financial Inc.
                   5.450%  01-02-97                    3,844,413
   6,565,000    Prudential Funding Corp.
                   5.800%  01-09-97                    6,556,538
                                                 ----------------
                                                      25,017,778
                                                 ----------------
                RETAIL (1.7%)
   3,879,000    Sears, Roebuck Acceptance Corp.
                   5.780%  01-08-97                    3,874,640
                                                 ----------------

                TOTAL SHORT-TERM NOTES (12.4%)
                   (COST  $28,892,418)              $ 28,892,418
                                                 ----------------

                TOTAL HOLDINGS
                   (COST  $152,653,696)(a)          $232,147,553
                                                 ================


*Non-income producing securities.
(a) Also represents cost for Federal income tax purposes.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                                   MONEY MARKET PORTFOLIO

    FACE                                              MARKET
   AMOUNT                SHORT-TERM NOTES              VALUE
-----------------------------------------------------------------
                 AUTOMOTIVE AND RELATED (11.1%)
   $1,000,000    Budget Funding Corp.
                    5.320%  01-10-97                 $   998,670
      200,000    Ford Motor Credit Corp.
                    5.400%  01-02-97                     199,970
      595,000    Ford Motor Credit Corp.
                    5.600%  01-02-97                     594,907
      675,000    General Motors Acceptance Corp.
                    5.420%  01-28-97                     672,256
      382,000    General Motors Acceptance Corp.
                    5.390%  01-27-97                     380,512
                                                   --------------
                                                       2,846,316
                                                   --------------
                 BANKING (4.1%)
      360,000    Merrill Lynch
                    5.430%  01-13-97                     359,348
      689,000    Merrill Lynch
                    5.350%  02-19-97                     683,983
                                                   --------------
                                                       1,043,331
                                                   --------------
                 COMPUTER AND RELATED  (3.3%)
      325,000    IBM Credit Corp.
                    5.320%  01-09-97                     324,616

      521,000    IBM CREDIT CORP.
                    5.380% 01-23-97                      519,287
                                                   --------------
                                                         843,903
                                                   --------------
                 CONSUMER DURABLES (2.4%)
      622,000    Harley-Davidson
                    5.400%  01-31-97                     619,201
                                                   --------------
                 ELECTRICAL EQUIPMENT (2.9%)
      740,000    G.E. Capital Corp.
                    5.320%  01-22-97                     737,704
                                                   --------------
                 FINANCE (17.1%)
      406,000    American Express Credit
                    5.330%  01-14-97                     405,219
      284,000    American Express Credit
                    5.325%  01-09-97                     283,664
      491,000    American General Finance
                    5.530%  01-08-97                     490,472
      145,000    American General Finance
                    5.400%  01-08-97                     144,848
      891,000    Associates Corp.
                    5.450%  02-10-97                     885,605
      664,000    Beneficial Corp.
                    5.500%  01-21-97                     661,971
    1,000,000    Heller Financial Inc.
                    5.480%  02-12-97                     993,607
      511,000    Household Finance Corp.
                    5.310%  01-13-97                     510,096
                                                   --------------
                                                       4,375,480
                                                   --------------
                 INDUSTRIAL (12.8%)
   $1,000,000    Fluor Corp.
                    5.580%  01-29-97                 $   995,660
      262,000    John Deere Capital Corp.
                    5.480%  01-17-97                     261,362
    1,030,000    Duponte  Nemours
                    5.280%  01-07-97                   1,029,094
      985,000    NEC Industries
                    5.510%  01-06-97                     984,246
                                                   --------------
                                                       3,270,362
                                                   --------------
                 INSURANCE (14.1%)
      962,000    Aetna Services
                    5.570%  01-15-97                     959,916
    1,000,000    Jefferson-Pilot
                    5.450%  01-07-97                     999,092
      530,000    Prudential Funding Inc.
                    5.380%  01-10-97                     529,287
      530,000    Prudential Funding Inc.
                    5.420%  01-29-97                     527,766
      587,000    Reliastar
                    5.420%  01-21-97                     585,232
                                                   --------------
                                                       3,601,293
                                                   --------------
                 MACHINERY (3.9%)
    1,000,000    Echlin
                    5.370%  01-16-97                     997,763
                                                   --------------
                 RECEIVABLES (11.7%)
    1,000,000    Alamo Funding
                    5.420%  01-24-97                     996,537
    1,000,000    Dynamic Funding
                    5.500%  01-17-97                     997,556
    1,000,000    Madison Funding Corp.
                    5.450%  01-14-97                     998,032
                                                   --------------
                                                       2,992,125
                                                   --------------
                 RETAIL (6.0%)
      478,000    Sears Roebuck Acceptance Corp.
                    5.350%  01-23-97                     476,437
      727,000    Southland
                    5.320%  01-15-97                     725,496
      340,000    Southland
                    5.380%  01-23-97                     338,882
                                                   --------------
                                                       1,540,815
                                                   --------------
                 UTILITIES (4.2%)
    1,089,000    Madison Gas
                    5.540%  01-27-97                   1,084,643
                                                   --------------
                 TOTAL HOLDINGS
                    (COST  $23,952,935)(a)           $23,952,935
                                                   ==============


(a) Also represents cost for Federal income tax purposes.



   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                                           BOND PORTFOLIO

    FACE                                               MARKET
   AMOUNT             LONG-TERM BONDS & NOTES           VALUE
------------------------------------------------------------------
                 GOVERNMENT (12.2%)
     $250,000    U.S. Treasury Note
                    6.375%  08-15-02                   $  251,748
      500,000    U.S. Treasury Note
                    7.375%  11-15-97                      507,295
      500,000    U.S. Treasury Note
                    5.625%  02-15-06                      472,855
      500,000    U.S. Treasury Note
                    7.875%  11-15-99                      523,915
      745,000    U.S. Treasury Note
                    7.750%  02-15-01                      787,242
                                                    --------------
                                                        2,543,054
                                                    --------------
                 AUTOMOTIVE AND RELATED (3.0%)
      100,000    Arvin Industries
                    10.000%  08-01-00                     107,500
      500,000    GMAC
                    8.400%  10-15-99                      525,625
                                                    --------------
                                                          633,125
                                                    --------------
                 COMMUNICATIONS (1.2%)
      250,000    Tele-communications, Inc.
                    8.250%  01-15-03                      252,813
                                                    --------------
                 COMPUTER AND RELATED (2.3%)
      300,000    Apple Computer Inc.
                    6.500%  02-15-04                      263,250
      200,000    Comdisco, Inc.
                    7.750%  09-01-99                      206,000
                                                    --------------
                                                          469,250
                                                    --------------
                 CONSUMER GOODS (2.5%)
      200,000    RJR Nabisco Inc.
                    8.750%  04-15-04                      201,250
      300,000    RJR Nabisco Inc.
                    8.625%  12-01-02                      308,625
                                                    --------------
                                                          509,875
                                                    --------------
                 ELECTRICAL EQUIPMENT (9.3%)
    1,000,000    Anixter Intl
                    8.000%  09-15-03                    1,018,750
      500,000    Pioneer
                    8.500%  08-01-06                      508,750
      400,000    Tektronix Inc.
                    7.500%  08-01-03                      405,500
                                                    --------------
                                                        1,933,000
                                                    --------------
                 FINANCE (1.2%)
      250,000    Aristar Inc.
                    5.750%  07-15-98                      248,750
                                                    --------------
                 FOOD AND RELATED (2.3%)
      500,000    Wendy's Inc.
                    6.350%  12-15-05                      478,750
                                                    --------------
                 FORESTRY AND PAPER PRODUCTS (4.1%)
      300,000    Boise Cascade Co.
                    9.850%  06-15-02                      337,875
      250,000    Champion International
                    7.700%  12-15-99                      258,438
      250,000    ITT Rayonier Inc.
                    7.500%  10-15-02                      257,813
                                                    --------------
                                                          854,125
                                                    --------------
                 HOTEL/LODGING (1.5%)
     $300,000    Marriott International
                    7.780%  04-15-05                   $  311,250
                                                    --------------
                 GOVERNMENT (FOREIGN) (2.3%)
      200,000    British Columbia
                    7.000%  01-15-03                      204,250
      250,000    Province of Quebec
                    8.625%  01-19-05                      274,688
                                                    --------------
                                                          478,938
                                                    --------------
                 HOUSING, FURNITURE AND RELATED (0.8%)
      140,000    Armstrong World
                    9.750%  04-15-08                      166,425
                                                    --------------
                 INSURANCE (3.2%)
      250,000    Continental Corp.
                    7.250%  03-01-03                      254,375
      400,000    Transamerica Finance Corp.
                    7.500%  03-15-04                      412,000
                                                    --------------
                                                          666,375
                                                    --------------
                 MEDICAL AND RELATED (2.6%)
      250,000    Bergen Brunswig
                    7.375%  01-15-03                      256,875
      300,000    Cardinal Health Inc.
                    6.500%  02-15-04                      293,250
                                                    --------------
                                                          550,125
                                                    --------------
                 METALS AND MINING (2.3%)
      500,000    Cyprus Minerals
                    6.625%  10-15-05                      480,000
                                                    --------------
                 OIL, ENERGY AND NATURAL GAS (11.5%)
      200,000    Atlantic Richfield
                    8.550%  03-01-12                      224,500
      100,000    DeKalb Energy
                    9.875%  07-15-00                      101,000
      400,000    Dresser Industries, Inc.
                    6.250%  06-01-00                      397,500
      125,000    Marathon Oil
                    7.000%  06-01-02                      125,313
      488,450    Mobile Energy Services Co.
                    8.665%  01-01-17                      498,490
      400,000    PDV America, Inc.
                    7.875%  08-01-03                      391,000
      140,000    Shell Oil Co.
                    6.950%  12-15-98                      142,450
      500,000    System Energy
                    7.800%  08-01-00                      505,000
                                                    --------------
                                                        2,385,252
                                                    --------------
                 REAL ESTATE (7.1%)
      300,000    Avalon Properties Inc.
                    7.375%  09-15-02                      300,375
      900,000    Colonial Realty
                    8.050%  07-15-06                      921,375
      250,000    Sun Communities
                    7.625%  05-01-03                      253,750
                                                    --------------
                                                        1,475,500
                                                    --------------

                                                      (continued)

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                               BOND PORTFOLIO (CONTINUED)

    FACE                                               MARKET
   AMOUNT             LONG-TERM BONDS & NOTES           VALUE
------------------------------------------------------------------
                 TRANSPORTATION (5.4%)
     $250,000    American President Cos., Ltd.
                    7.125%  11-15-03                   $  247,500
      350,000    Illinois Central Gulf Railroad
                    6.750%  05-15-03                      346,938
      500,000    Northwest Airlines
                    8.070%  01-02-15                      521,328
                                                    --------------
                                                        1,115,766
                                                    --------------
                 UTILITIES (15.6%)
      200,000    Cleveland Electric Illum.
                    7.625%  08-01-02                      195,000
      500,000    Great Lakes Power Inc.
                    8.900%  12-01-99                      529,375
      250,000    Kansas Gas & Electric
                    8.290%  03-29-16                      258,750
      550,000    Mississippi Power & Light
                    8.800%  04-01-05                      561,688
      200,000    Old Dominion Electric Co-op
                    8.760%  12-01-22                      221,250
      200,000    Sprint Corp.
                    8.125%  07-15-02                      213,000
      700,000    Texas Utilities Electric Co.
                    7.480%  01-01-17                      683,375
      200,000    Toledo Edison Co.
                    7.875%  08-01-04                      197,750
      375,000    New Orleans Public Service Co.
                    8.670%  04-01-05                      382,031
                                                    --------------
                                                        3,242,219
                                                    --------------
                 MISCELLANEOUS (3.3%)
      700,000    ITT Destinations Inc.
                    6.750%  11-15-05                      680,750
                                                    --------------
                 TOTAL LONG-TERM BONDS & NOTES (93.7%)
                    (COST  $19,161,756)              $ 19,475,341
                                                    --------------

                                                       MARKET
  SHARES                 PREFERRED STOCK                VALUE
------------------------------------------------------------------
                 UTILITIES (2.3%)
       12,000      GTE Delaware, 8.750%, Series B        $316,500
        6,500      Phillips Gas Co., 9.320% Series A      170,625
                                                    --------------
                                                          487,125
                                                    --------------
                 TOTAL PREFERRED STOCKS (2.3%)
                    (COST  $462,500)                     $487,125
                                                    --------------

                                                       MARKET
  SHARES                     WARRANTS                   VALUE
-----------------------------------------------------------------
                 DIVERSIFIED
          500    * Plastic Specialties & Tech Inc.           $500
                                                    --------------

                 TOTAL WARRANTS (0.0%)                       $500
                    (COST $0)                       --------------

   FACE                                                MARKET
  AMOUNT                 SHORT-TERM NOTES               VALUE
-----------------------------------------------------------------
                 FINANCE (1.7%)
     $350,000    Household
                    6.150%   01-06-97                 $   349,701
                                                    --------------

                 TOTAL SHORT-TERM NOTES (1.7%)
                    (COST  $349,702)                  $   349,701
                                                    --------------

                 TOTAL HOLDINGS
                    (COST  $19,973,958)(a)            $20,312,667
                                                    ==============


*Non-income producing securities.
(a) Also represents cost for Federal income tax purposes.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                                           OMNI PORTFOLIO

    FACE                                                MARKET
   AMOUNT             LONG-TERM BONDS & NOTES            VALUE
--------------------------------------------------------------------
                 GOVERNMENT (2.4%)
   $  775,000    U.S. Treasury Note
                    6.375%  07-15-99                   $    782,432
      500,000    U.S. Treasury Note
                    7.875%  11-15-99                        523,915
    2,005,000    U.S. Treasury Note
                    7.750%  02-15-01                      2,118,684
                                                    ----------------
                                                          3,425,031
                                                    ----------------
                 AVIATION (0.3%)
      500,000    AAR Corp.
                    7.250%  10-15-03                        478,125
                                                    ----------------
                 COMPUTERS AND RELATED (0.4%)
      700,000    Apple Computer, Inc.
                    6.500%  02-15-04                        614,250
                                                    ----------------
                 CONSUMER GOODS (0.8%)
      700,000    Kroger Co.
                    9.750%  02-15-04                        740,250
      400,000    RJR Nabisco, Inc.
                    8.750%  04-15-04                        402,500
                                                    ----------------
                                                          1,142,750
                                                    ----------------
                 FINANCE (1.0%)
    1,000,000    Green Tree Financial Corp.
                    8.700%  06-15-25                      1,000,000
      400,000    Citfed Bankcorp Inc.
                    8.250%  09-01-03                        388,500
                                                    ----------------
                                                          1,388,500
                                                    ----------------
                 FORESTRY AND PAPER PRODUCTS (1.1%)
      700,000    Boise Cascade Co.
                    9.850%  06-15-02                        788,375
      500,000    Champion International
                    9.875%  06-01-00                        549,375
      250,000    ITT Rayonier, Inc.
                    7.500%  10-15-02                        257,813
                                                    ----------------
                                                          1,595,563
                                                    ----------------
                 HOUSING, FURNITURE AND RELATED (0.2%)
      250,000    Armstrong World
                    9.750%  04-15-08                        297,188
                                                    ----------------
                 INDUSTRIAL SERVICES (0.3%)
      350,000    Robins & Myers
                    6.500%  09/01/03                        395,938
                                                    ----------------
                 INSURANCE (0.8%)
      500,000    Continental Corp.
                    7.250%  03-01-03                        508,750
      600,000    Transamerica Finance Corp.
                    7.500%  03-15-04                        618,000
                                                    ----------------
                                                          1,126,750
                                                    ----------------
                 MEDICAL AND RELATED (0.4%)
      500,000    Bergen Brunswig
                    7.375%  01-15-03                        513,750
                                                    ----------------
                 METALS AND MINING (0.3%)
     $500,000    Cyprus Minerals
                    6.625%  10-15-05                   $    480,000
                                                    ----------------
                 OIL, ENERGY AND NATURAL GAS (1.5%)
      400,000    Dekalb Energy
                    9.875%  07-15-00                        404,000
      350,000    Dresser Industries, Inc.
                    6.250%  06-01-00                        347,813
      375,000    Marathon Oil
                    7.00%  06-01-02                         375,938
      600,000    PDV America, Inc.
                    7.875%  08-01-03                        586,500
      500,000    Union Texas Petroleum
                    8.250%  11-15-99                        516,250
                                                    ----------------
                                                          2,230,500
                                                    ----------------
                 TRANSPORTATION (0.6%)
      500,000    American President Cos., Ltd.
                    7.125%  11-15-03                        495,000
      400,000    Illinois Central Gulf Railroad
                    6.750%  05-15-03                        396,500
                                                    ----------------
                                                            891,500
                                                    ----------------
                 UTILITIES (2.2%)
      400,000    Cleveland Electric Illum.
                    7.625%  08-01-02                        390,000
    1,000,000    Great Lakes Power
                    9.000%  08-01-04                      1,076,250
      500,000    Mississippi Power & Light
                    8.800%  04-01-05                        510,625
      400,000    Old Dominion Elec. Co.
                    8.760%  12-01-22                        442,500
      300,000    Sprint Corp.
                    8.125%  07-15-02                        319,500
      500,000    Texas New Mexico Power Co.
                    9.250%  09-15-00                        531,875
                                                    ----------------
                                                          3,270,750
                                                    ----------------
                 TOTAL LONG-TERM BONDS & NOTES (12.3%)
                    (COST  $17,440,483)                 $17,850,593
                                                    ----------------

   FACE                                                 MARKET
  AMOUNT                 SHORT-TERM NOTES                VALUE
-------------------------------------------------------------------
                 AUTOMOTIVE AND RELATED (3.1%)
   $2,070,000    General Motors Acceptance Corp.
                    5.340%  01-06-97                    $ 2,068,393
    2,410,000    Ford Motor
                    5.600%  01-02-97                      2,409,617
                                                    ----------------
                                                          4,478,010
                                                    ----------------
                 RETAIL (1.0%)
    1,395,000    Sears Roebuck Acceptance Corp.
                    5.780%  01-08-97                      1,393,432
                                                    ----------------

                                                         (continued)

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                               OMNI PORTFOLIO (CONTINUED)

    FACE                                                MARKET
   AMOUNT                 SHORT-TERM NOTES               VALUE
--------------------------------------------------------------------
                 FINANCE (15.2%)
   $5,310,000    American Express Credit Corp.
                    5.350%  01-03-97                   $  5,308,422
    5,320,000    Associates Corp.
                    5.700%  01-10-97                      5,312,419
    5,485,000    Household Finance
                    5.600%  01-07-97                      5,479,881
    2,965,000    Heller Finance
                    5.450%  01-02-97                      2,964,547
    3,100,000    Prudential Funding Corp.
                    5.800%  01-09-97                      3,096,004
                                                    ----------------
                                                         22,161,273
                                                    ----------------
                 TOTAL SHORT-TERM NOTES (19.3%)
                    (COST  $28,032,715)                $ 28,032,715
                                                    ----------------

                                                        MARKET
       SHARES               COMMON STOCK                 VALUE
--------------------------------------------------------------------
                 AEROSPACE (2.5%)
       22,000    Allied Signal, Inc.                    $ 1,474,000
          728    Boeing Co.                                  77,441
       21,600    Raytheon Co.                             1,039,500
       17,350    Rockwell International Corp.             1,056,181
                                                    ----------------
                                                          3,647,122
                                                    ----------------
                 AUTOMOTIVE AND RELATED (3.2%)
        7,500    Arvin Industries, Inc.                     185,625
       11,700    Chrysler Corp.                             386,100
       25,500  * Custom Chrome, Inc.                        513,188
        8,000    Eaton Corp.                                558,000
       58,777    Ford Motor Co.                           1,873,517
       10,000    Magna International, Inc.                  557,500
       34,000    Walbro Corp.                               620,500
                                                    ----------------
                                                          4,694,429
                                                    ----------------
                 BANKING (3.5%)
       10,000    Boatmen's Bancshares, Inc.                 645,000
       13,650    Charter One Financial, Inc.                573,300
       35,000    First Colorado Bancorp                     595,000
       10,000    First Union Corp.                          740,000
       14,332    Franklin National Bank                     168,401
       45,000    Hanson Trust, Plc                          303,750
       17,500    Long Island Bancorp, Inc.                  612,500
       11,250    Mellon Bank Corp.                          798,750
       16,000  * Olympic Financial Ltd.                     230,000
       12,500    Susquehanna Bancshares, Inc.               432,813
                                                    ----------------
                                                          5,099,514
                                                    ----------------
                 BUSINESS SERVICES (4.5%)
       37,000  * Alternative Resources Co.                  642,875
       30,000    BMC Industries, Inc.-Minn.                 945,000
        6,600  * Computer Sciences Corp.                    542,025
       40,000    First Data Corp.                         1,460,000
       16,000  * ITT Corp.                                  694,000
       30,000    Manpower, Inc.                             975,000
        5,000    Standard Register Co.                      162,500
       22,000  * Verifone, Inc.                             649,000
       22,000  * Zebra Technology Corp.                     514,250
                                                    ----------------
                                                          6,584,650
                                                    ----------------
                 CHEMICALS (1.9%)
        2,500    E I DuPont DeNemours & Co.              $  235,938
       30,000    Learonal Inc.                              690,000
       12,000    Lubrizol Corp.                             372,000
        3,214  * Millenium Chemicals                         57,049
       15,000    Monsanto Co.                               583,125
       33,000    OM Group, Inc.                             891,000
                                                     ---------------
                                                          2,829,111
                                                     ---------------
                 COMPUTER AND RELATED (7.5%)
       30,000  * Cisco Systems, Inc.                      1,908,750
       22,000  * Informix Corp.                             448,250
       30,000    Hewlett-Packard Co.                      1,507,500
       14,000    Intel Corp.                              1,833,125
       55,000    MacNeal-Schwendler Corp.                   433,125
       10,000  * Microsoft Corp.                            826,250
       47,058  * Seagate Technology, Inc.                 1,858,791
       40,000  * Sun Microsystems, Inc.                   1,027,500
       18,000    Texas Instruments, Inc.                  1,147,500
                                                     ---------------
                                                         10,990,791
                                                     ---------------
                 COMMUNICATIONS (2.6%)
       31,000  * Atlantic Tele-Network Inc.                 472,750
       36,000  * Andrew Corp.                             1,910,250
        7,500  * Granite Broadcasting Corp.                  79,688
       15,000  * Mastec, Inc.                               795,000
        8,000  * U.S. Robotics Corp.                        576,000
                                                     ---------------
                                                          3,833,688
                                                     ---------------
                 CONTAINERS (1.1%)
       70,000    Owens-Illinois, Inc.                     1,592,500
                                                     ---------------
                 ELECTRICAL EQUIPMENT (4.3%)
       25,000  * Analog Devices, Inc.                       846,875
       30,000  * Anixter International, Inc.                483,750
       26,116    Federal Signal Corp.                       675,752
       14,000    General Electric Co.                     1,384,250
       13,500    Robbins & Myers                            337,500
       40,000    Westinghouse Electric                      795,000
       18,000    Varian Associates, Inc.                    915,750
       15,000    Xerox Corp.                                789,375
                                                     ---------------
                                                          6,228,252
                                                     ---------------
                 ENTERTAINMENT AND LEISURE (0.8%)
       33,000    Cedar Fair                               1,221,000
                                                     ---------------
                 FOOD AND RELATED (1.3%)
       50,000  * Buffets, Inc.                              456,250
       16,500    H.J. Heinz Co.                             589,875
       11,500    PanAmerican Beverages, Inc.                539,063
       15,000    Smart & Final, Inc.                        324,375
                                                     ---------------
                                                          1,909,563
                                                     ---------------
                 FORESTRY AND PAPER PRODUCTS (0.7%)
       38,000    Sonoco Products Inc.                       983,250
                                                     ---------------
                 HOUSING, FURNITURE & RELATED (1.2%)
       37,024    Clayton Homes                              499,837
       30,000    Haverty Furniture Co.                      341,250
       24,000    Newell Co.                                 756,000
       11,200    Shaw Industries, Inc.                      131,600
                                                     ---------------
                                                          1,728,687
                                                     ---------------

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                               OMNI PORTFOLIO (CONTINUED)

                                                        MARKET
       SHARES               COMMON STOCK                 VALUE
--------------------------------------------------------------------
                 INDUSTRIAL SERVICES (1.5%)
       20,000  * Canisco Resources Inc.                  $   80,000
       30,000    Clarcor                                    663,750
        2,000  * Plastic Specialties & TC                     2,000
        1,600    Regal Beloit                                31,400
       28,000    Stewart & Stevenson Services               815,500
       42,500    Versa Technologies                         552,500
                                                    ----------------
                                                          2,145,150
                                                    ----------------
                 INSURANCE (5.0%)
       16,125    American International Group             1,745,531
       30,000    Chubb Corp.                              1,612,500
       24,806    Cincinnati Financial Corp.               1,609,289
       20,000    Equitable Cos., Inc.                       492,500
       20,500    Providian Corporation                    1,053,188
       12,500    St. Paul Cos.                              732,813
                                                    ----------------
                                                          7,245,821
                                                    ----------------
                 MACHINERY (0.9%)
        6,000    Caterpillar, Inc.                          451,500
       33,000    Hardinge Inc.                              878,625
                                                    ----------------
                                                          1,330,125
                                                    ----------------
                 METAL FABRICATING (0.9%)
       27,000    Amcast Industrial Corp.                    668,250
       18,000    Engelhard Corp.                            344,250
        4,000    Phelps Dodge Corp.                         270,000
                                                    ----------------
                                                          1,282,500
                                                    ----------------
                 METALS AND MINING (0.7%)
       20,000    Minerals Technologies, Inc.             $  820,000
        6,200  * Wolverine Tube, Inc.                       218,550
                                                    ----------------
                                                          1,038,550
                                                    ----------------
                 MEDICAL AND RELATED (4.3%)
       28,000    Abbott Laboratories                      1,421,000
       14,000    Allergan, Inc.                             498,750
        5,300    Allegiance Corp.                           146,413
       26,500    Baxter International                     1,086,500
       20,000  * Cephalon                                   410,000
       25,000  * Foundation Health Corp.                    793,750
       19,000    Guidant Corp.                            1,083,000
       18,000  * Humana, Inc.                               344,250
       16,000  * Quorum Health Group Inc.                   476,000
                                                    ----------------
                                                          6,259,663
                                                    ----------------
                 OIL, ENERGY AND NATURAL GAS (7.9%)
       15,000    Ashland, Inc.                              658,125
       15,000  * Belco Oil & Gas                            410,625
       45,500    Camco International, Inc.                2,098,688
       23,000    Chevron Corp.                            1,495,000
        7,000    Coastal Corp.                              342,125
        7,650  * Diamond Shamrock, Inc.                     241,931
       27,000  * Enserch Exploration, Inc.                  317,250
       40,000  * Louis Dreyfus Natural Gas                  685,000
       32,200    National Propane Partners                  631,925
       17,500  * Offshore Logistics Inc.                    339,063
       10,000    Schlumberger, Ltd.                         998,750
       35,000    Union Texas Petroleum Holdings, Inc.       783,125
       11,600    WD-40 Co.                                  591,781
       45,000    Westcoast Energy, Inc.                     753,750
       28,500    Williams Cos. Inc.                       1,068,750
        7,600    Wiser Oil                                  150,100
                                                    ----------------
                                                         11,565,988
                                                    ----------------
                 REAL ESTATE (3.2%)
       70,300    Commercial Net Lease Realty            $ 1,116,013
       30,500    First Industrial Realty Trust              926,438
       45,000    Healthcare Realty Trust                  1,192,500
       17,000    Liberty Property Trust                     437,750
       24,000    National Health Investors,  Inc.           909,000
                                                     ---------------
                                                          4,581,700
                                                     ---------------
                 RETAIL (0.5%)
       12,000    Stanhome, Inc.                             318,000
       13,000    Warnaco Group Class A                      385,125
                                                     ---------------
                                                            703,125
                                                     ---------------
                 TRANSPORTATION AND EQUIPMENT (3.3%)
       24,255    Burlington Northern Santa Fe             2,095,026
       15,000    Consolidated Freightways, Inc.             333,750
        7,500  * Consolidated Freightways Corp.              66,563
       24,000    Greenbrier Companies, Inc.                 249,000
       11,250    Illinois Central Corp.                     360,000
       10,000    Norfolk Southern Corp.                     875,000
       21,000    Trinity Industries                         787,500
                                                     ---------------
                                                          4,766,838
                                                     ---------------
                 UTILITIES (0.7%)
        6,000    Entergy Corp.                              166,500
       15,000    FPL Group, Inc.                            690,000
        7,000    Montana Power Co.                          149,625
                                                     ---------------
                                                          1,006,125
                                                     ---------------
                 TOTAL COMMON STOCKS (64.0%)
                     (COST  $59,810,887)                $93,268,140
                                                     ---------------

                                                       MARKET
     SHARES              PREFERRED STOCK               VALUE
------------------------------------------------------------------
                BANKING (0.2%)
     11,000     Money Store, 6.5%                        $301,125
                                                   ---------------
                COMPUTERS AND RELATED (0.3%)
     16,000     General Datacommunications,
                   9.000% cum., conv.                     402,000
                                                   ---------------
                FOOD & RELATED (0.4%)
     20,000     Conagra Capital LC, 9.350% cum.,
                   conv. Series C                         532,500
                                                   ---------------
                METALS AND MINING (0.6%)
     30,000     Freeport McMoRan Copper & Gold
                    cum., conv.                           960,000
                                                   ---------------
                OIL, ENERGY AND NATURAL GAS (0.7%)
      7,000     Ashland, Inc., cum., conv.                480,375
     10,000     Howell Corp., $3.50 Series A              510,000
                                                   ---------------
                                                          990,375
                                                   ---------------
                REAL ESTATE (0.3%)
     15,000     Oasis Residential , Inc., 9.000%
                   cum., conv. Series A                   388,125
                                                   ---------------

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                               OMNI PORTFOLIO (CONTINUED)

                                                        MARKET
       SHARES             PREFERRED STOCK                VALUE
--------------------------------------------------------------------
                 UTILITIES (0.7%)
       20,000    GTE Delaware 8.750%, Series B           $  527,500
       22,000    Phillips Gas Co. 9.320% Series A           577,500
                                                    ----------------
                                                          1,105,000
                                                    ----------------
                 TOTAL PREFERRED STOCKS (3.2%)
                    (COST  $4,603,135)                   $4,679,125
                                                    ----------------

    FACE                                                MARKET
   AMOUNT              CONVERTIBLE DEBENTURES            VALUE
--------------------------------------------------------------------
                 ELECTRICAL EQUIPMENT (0.2%)
     $300,000    Richey Electric, 7.000% conv.
                    debentures, due 03-01-06           $    299,625
                                                    ----------------
                 METAL FABRICATING (0.4%)
      600,000    INCO, Ltd., 7.750% conv. subordinated
                    debentures, due 03-15-16                631,500
                                                    ----------------
                 OIL, ENERGY AND NATURAL GAS (0.5%)
      600,000    Offshore Logistics, Inc., 6.000%
                    conv. debentures, due 12-15-06          623,250
                                                    ----------------
                 TOTAL CONVERTIBLE DEBENTURES (1.1%)
                    (COST $1,518,125)                  $  1,554,375
                                                    ----------------
                 TOTAL HOLDINGS
                    (COST  $111,405,345)(a)            $145,384,948
                                                    ================


                 *  Non-income producing securities.
                 (a) Also represents cost for Federal income tax purposes.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                                  INTERNATIONAL PORTFOLIO

                                                                  MARKET
    SHARES                 COMMON STOCK                           VALUE
----------------------------------------------------------------------------
                  JAPAN (13.2%)
   125,000        Aida Engineering Limited (19)                   $  789,326
    35,750        Chofu Seisakusho (9)                               671,390
   235,000        Dai-Tokyo Fire Marine Ins. Co. Ltd.(18)          1,245,047
   150,000        Dowa Fire & Marine Ins. Co. Ltd.(18)               576,327
    75,000        Fuji Photo Film Co., Ltd. (9)                    2,468,125
    12,000        Hitachi Ltd. ADR (11)                            1,110,000
   150,000      * Iino Kaiun Kaisha (5)                              529,807
    35,000        Ito-Yokado Co. Ltd. (28)                         1,519,642
   100,000        Koa Fire & Marine Ins. Co., Ltd.(18)               484,149
   165,000        Nichido Fire & Marine Ins. Co., Ltd.(18)           938,146
   135,000        Nisshinbo Industries Inc. (8)                    1,049,018
   100,000        Nittetsu Mining Co., Ltd. (22)                     757,236
    75,000        Shimano Inc. (9)                                 1,272,829
    30,000        Sotoh Co. (31)                                     286,871
   149,000        Shoei Co. (27)                                   1,270,762
    10,000        Toho Co. (20)                                    1,447,278
   135,000        Tokyo Marine & Fire Ins. Co. Ltd.(18)            1,267,660
    15,000        Tsutsumi Jewelry Co. (9)                           370,865
                                                                  ----------
                                                                  18,054,478
                                                                  ----------
                  FRANCE (12.3%)
     2,500        C.E.E. (Continentale d'Equipments
                   Electriques) (10)                                  89,114
    18,000        Compagnie Generale des Eaux (33)                 2,230,058
     6,575        Crometal (5)                                       418,064
    20,000        Elf Aquitaine (12)                               1,820,039
    15,000        Emin Leydier (24)                                1,043,353
    25,000        Eramet (22)                                      1,310,212
     4,300        Eurafrance (34)                                  1,857,534
    10,000        Gaumont SA (20)                                    828,516
     6,396        Groupe NSC (19)                                    680,268
     3,500        La Brosse et DuPont (9)                            269,750
    18,500        Legrand ADP (10)                                 2,046,050
    15,000        Marine Wendel (34)                               1,375,723
    19,999        Michelin 'B' (5)                                 1,079,329
     2,500        Promodes C.I. (28)                                 452,794
     1,000        Promodes (28)                                      282,274
     2,500        SAGA (Societe Anontme de Gerance et
                   d'Armement) (32)                                   43,353
     1,000        Sucriere de Pithiviers-le-Vieil (1)                618,497
     2,500        Taittinger (13)                                    487,476
                                                                  ----------
                                                                  16,932,402
                                                                  ----------
                  GERMANY (7.5%)
    50,000        Bayer AG (7)                                     2,027,597
    10,000        Bertelsmann AG D.R.C. (25)                       1,291,558
     5,650        Buderus AG (5)                                   2,825,000
     3,500        Degussa AG (28)                                  1,590,909
    25,000        IVG Holding AG (27)                                857,955
     5,765        IVG Holding AG 'new' (27)                          192,042
    35,000        SKW Trostberg AG (4)                               950,455
     1,000        Axel Springer Verlag AG (20)                       594,156
                                                                  ----------
                                                                  10,329,672
                                                                  ----------
                  NEW ZEALAND (4.5%)
   825,549        Carter Holt Harvey Limited (14)                  1,871,704
    23,500        Colonial Motor Co. Ltd. (2)                         59,089
   650,000      * Evergreen Forests Ltd. (14)                        270,866
   278,500        Independent Press Comm. (20)                     1,553,966
 1,601,500        Shortland Properties, Ltd. (27)                  1,108,517
 1,234,030        Tasman Agriculture Limited (1)                     976,187
   450,000        Wrightson Ltd. (1)                                 390,937
                                                                  ----------
                                                                   6,231,265
                                                                  ----------
                  SWITZERLAND (7.0%)
       335        Bank of Intl. Settlements (3)                    2,497,205
     5,500        Edipresse SA Bearer (20)                         1,074,171
     2,500        Kuehne & Nagel Intl. AG (32)                     1,323,146
       400        Lindt & Sprungli AG PC (9)                         658,964
       850        Schindler Holding AG PC (5)                        921,916
     6,500        Sika Finanz AG Bearer (7)                        1,550,503
     3,250        Societe Generale d'Affichage (20)                1,388,185
         1        Vetropack Holding AG Bearer (23)                     2,385
       650        Vetropack Holding AG PC (23)                       136,154
                                                                  ----------
                                                                   9,552,628
                                                                  ----------
                  CANADA (4.2%)
    65,000        Canadian Pacific Ltd. (34)                       1,722,500
    50,000        Dofasco, Inc. (30)                                 944,738
    20,000        Franco-Nevada Mining Corp. (21)                    915,557
   100,000        Noranda, Inc. (21)                               2,228,707
                                                                  ----------
                                                                   5,811,502
                                                                  ----------
                  SWEDEN (4.0%)
    70,000        AssiDoman AB (14)                                1,943,606
    45,000        Bylock & Nordsjofrakt AB 'B' (32)                  473,480
    50,000        Investor AB Class B (34)                         2,202,997
    75,000        IRO AB (31)                                        909,695
                                                                  ----------
                                                                   5,529,779
                                                                  ----------
                  LATIN AMERICA (3.8%)
   185,000        Antofagasta Holdings plc (21)                    1,077,163
    30,000        Banco Latinoamericano 'Bladex' (3)               1,522,500
   675,000        Ledesma SA (1)                                     843,906
 1,000,000        Siderca S.A.I.C. (12)                            1,825,338
                                                                   ---------
                                                                   5,268,906
                                                                   ---------
                  HONG KONG (3.7%)
 3,887,528        CDL Hotels Intl. Ltd. (16)                       2,224,101
 1,650,000        Shaw Brothers (Hong Kong) Ltd.(20)               1,962,635
 1,000,000        South China Morning Post Holdings
                   Corp. (25)                                        827,461
                                                                   ---------
                                                                   5,014,198
                                                                   ---------
                  NETHERLANDS (3.4%)
    25,000        Apothekers Cooperatie OPG (17)                     718,915
    33,450        German City Estates NV (27)                        516,759
    50,000        Philips Electronics NV ADR (11)                  2,000,000
    20,000        Randstad Holdings NV (29)                        1,444,194
                                                                   ---------
                                                                   4,679,868
                                                                   ---------
                  UNITED KINGDOM (3.1%)
    50,000        BAA plc (32)                                       416,566
   300,000        Berisford plc (34)                                 737,231
   125,000        Blenheim Group plc (20)                          1,073,523
    75,000        ED & F Man Group plc (34)                          222,839
   425,000      * McBride plc (10)                                   989,825
   185,000        Royal Doulton plc (9)                              856,978
                                                                   ---------
                                                                   4,296,962
                                                                   ---------
                  SINGAPORE (2.8%)
   375,000        Clipsal Industries Ltd. (10)                     1,365,000
   649,000        Intraco Ltd. (34)                                  969,210
   150,000        Singapore Bus Service Ltd. (32)                    777,063
   350,000        Times Publishing Ltd. (25)                         790,282
                                                                   ---------
                                                                   3,901,556
                                                                   ---------
                  ITALY (2.3%)
   165,000        Arnoldo Mondadori Editore SpA (25)               1,342,391
 2,750,000      * Montedison non-conv. Savings SpA(34)             1,750,000
                                                                   ---------
                                                                   3,092,391
                                                                   ---------

                                                                  (continued)

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                      INTERNATIONAL PORTFOLIO (CONTINUED)

                                                                         MARKET
       SHARES                 COMMON STOCK                               VALUE
-----------------------------------------------------------------------------------
                 NORWAY (1.7%)
  125,000        Schibsted AS (25)                                       $2,305,079
                                                                         ----------
                 DENMARK (1.6%)
   27,500        Carlsberg International A/S Class'B'(9)                  1,856,737
    3,500        Kobenhavns Lufthavne (32)                                  356,249
                                                                         ----------
                                                                          2,212,986
                                                                         ----------
                 SPAIN (1.4%)
  225,000        Energia e Ind. Aragonesas SA (33)                        1,247,209
    6,500        Corporation Financiera Alba SA (34)                        656,556
                                                                         ----------
                                                                          1,903,765
                                                                         ----------
                 AUSTRIA (1.4%)
   16,500        VAE AG (26)                                              1,873,216
                                                                         ----------
                 BELGIUM (0.8%)
    5,730        Deceuninck Plastics Ind. SA (4)                            989,254
      200        Societe Belge de Betons, SA (34)                            93,883
                                                                         ----------
                                                                          1,083,137
                                                                         ----------
                 MEXICO (0.6%)
  750,000      * Grupo Fernandez Editores SA de CV(25)                      183,576
  175,000        Industrias Penoles SA de CV (21)                           619,214
1,921,000        United Mexican States Oil Recovery (12)                          0
                                                                       ------------
                                                                            802,790
                                                                       ------------
                 FINLAND (0.5%)
   10,000        Vaisala Oy A (5)                                           652,486
                                                                       ------------
                 SOUTH AFRICA (0.4%)
   10,825        Anglo American Platinum Corp.ADR(22)                        64,207
   35,000        Anglo American Platinum Corp.(22)                          207,599
   10,192        JCI Ltd. ADR (22)                                          100,210
   25,000        JCI Ltd. (22)                                              245,805
                                                                       ------------
                                                                            617,821
                                                                       ------------
                 ISRAEL (0.4%)
  150,000        Israel Land Development Co. Ltd. (34)                      549,937
                                                                       ------------
                 AUSTRALIA (0.4%)
  185,000        Eltin Ltd. (22)                                            424,913
  100,000        Motors Holdings Ltd. (2)                                    69,938
                                                                       ------------
                                                                            494,851
                                                                       ------------
                 GREECE (0.1%)
   48,200        H. Benrubi & Fils SA (9)                                   155,465
                                                                       ------------
                 PORTUGAL (0.1%)
   10,000        Companhia de Celulose do Cairna (1)                        171,447
                                                                       ------------
                 SOUTH KOREA (0.1%)
   35,000        L.G. Electronics GDR (11)                                  118,125
                                                                       ------------
                 MISCELLANEOUS (2.3%)
   55,000        North European Oil Royalty Tr. (12)                        721,875
   50,000        Minorco ADR (34)                                         1,040,625
  675,000        Lonrho plc (34)                                          1,439,142
                                                                       ------------
                                                                          3,201,642
                                                                       ------------
                 TOTAL COMMON STOCK
                 (83.6%) (COST $104,873,312)                           $114,838,353
                                                                       ------------
                 GERMANY (0.9%)
   15,000        Hornbach Holdings AG Pfd. (28)                        $  1,071,429
    1,000        SAP AG Pfd. (8)                                            137,532
                                                                       ------------
                                                                          1,208,961
                                                                       ------------
                 INDONESIA (1.1%)
   10,000        Freeport McMoRan Pfd. 'B' (22)                             320,000
   21,500        Freeport McMoRan Pfd. 'C' (22)                             663,812
   30,000        Freeport McMoRan Pfd. 'D' (22)                             510,000
                                                                       ------------
                                                                          1,493,812
                                                                       ------------
                 TOTAL PREFERRED STOCK
                 (2.0%) (COST $3,054,324)                              $  2,702,773
                                                                       ------------

                                                        MARKET
  AMOUNT               CONVERTIBLE DEBENTURES            VALUE
--------------------------------------------------------------------
                 U.S. DOLLAR (2.6%)
$   100,000      Acer Inc. 4.000%
                    due 06-10-01 (8)                     $  329,500
    350,000      PT Inti Indorayon Utama 7.000%
                    due 05-02-06 (24)                       264,688
    950,000      Cheil Foods & Chemicals Co 3.000%
                    due 12-31-06 (9)                      1,163,750
    250,000      Sincere Navigation 3.750%
                    due 05-26-03 (32)                       280,000
    250,000      Medya International Ltd. 10.000%
                    due 06-28-01 (20)                       210,000
    250,000      PT Pabrik Kertas Tjiwi Kimia
                    7.250% due 04-21-01 (24)                251,875
    750,000      Scandinavian Broadcasting
                    7.250% due 08-01-05 (20)                701,250
    250,000      Tubos de Acero de Mexico SA
                    7.500% due 06-12-97 (12)                335,875
                                                    ----------------
                 TOTAL U.S. DOLLAR (2.6%)                $3,536,938
                                                    ----------------

                 NON U.S. DOLLAR (3.0%)
$ 3,600,000  FF  Alcatel Alstholm 2.500%
                    due 01-01-04 (11)                    $  855,491
    687,150  FF  Gaumont SA  3.750%
                    due 01-01-03 (20)                       178,003
  1,300,000  FF  Immobiliere Hoteliere
                    due 01-01-01 (33)                       761,079
  1,211,250  FF  Compagnie Generale des Eaux
                    6.000% due 01-01-98 (33)                280,303
    450,000 GBP  Berisford plc 5.000% (9)                   520,172
    500,000 GBP  BAA plc  5.750%
                    due 03-29-06  (32)                      848,758
 55,000,000 JPY  Nippon Yusen 2.000%
                    due 09-29-00 (32)                       515,980
    320,000  NZ  Shortland Properties Inc. 7.500%
                    due 12-31-98 (27)                       216,975
                                                    ----------------
                 TOTAL NON-U.S. DOLLAR (3.0%)            $4,176,762
                 TOTAL CONVERTIBLE SUBORDINATED     ----------------
                    DEBENTURES (5.6%)
                    (COST $6,897,865)
                                                         $7,713,700
                                                    ----------------

                                                        (continued)

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                      INTERNATIONAL PORTFOLIO (CONTINUED)

    FACE                                                 MARKET
   AMOUNT                NON-CONVERTIBLE BONDS            VALUE
--------------------------------------------------------------------
                   U.S. DOLLAR (1.6%)
   $1,250,000      Federal Republic Of Brazil 6.500%
                      due 04-15-24 (15)                  $  964,844
      220,500      Republic of Argentina  6.625%
                     due 03-31-05 (15)                      192,111
      500,000      United Mexican States 'A'
                      6.453%  due 12-31-19 (15)             430,625
      500,000      United Mexican States 'B'
                      6.375%  12-31-19 (15)                 430,625
      250,000      United Mexican States 'C'
                      6.375%  12-31-19 (15)                 215,313
                                                      --------------
                                                          2,233,517
                                                      --------------
                   NON-U.S. DOLLAR (0.6%)
    1,000,000  NZ  Republic of New Zealand 10.000%
                      due 03-15-02 (15)                     793,421
                                                      --------------
                   TOTAL NON-CONVERTIBLE BONDS (2.2%)
                      (COST  $2,715,959)                 $3,026,938
                                                      --------------

   FACE                                                 MARKET
  AMOUNT                  SHORT-TERM NOTES               VALUE
--------------------------------------------------------------------
                 CONSUMER GOODS (2.2%)
 $2,998,000      AT&T Capital Corp.
                    6.800%  01-06-97 (11)              $  2,995,169
                                                    ----------------
                 OIL AND ENERGY (1.6%)
  1,100,000      Exxon Imperial U.S.
                    6.000%  01-02-97 (12)                 1,099,817
  1,200,000      Exxon Imperial U.S.
                    6.000%  01-03-97 (12)                 1,199,600
                                                    ----------------
                                                          2,299,417
                 FINANCE (0.6%)
    808,000      Merrill Lynch
                    6.600%  01-02-97 (3)                    807,852
                                                    ----------------
                 TOTAL SHORT-TERM NOTES (4.4%)
                    (COST  $6,102,437)                 $  6,102,437
                                                    ----------------
                 TOTAL HOLDINGS
                    (COST  $123,643,897) (a)           $134,384,201
                                                    ================


(a) Also represents cost for Federal income tax purposes.

* Non-income producing securities.

FOREIGN CURRENCIES
NZ - New Zealand Dollar
FF - French Franc
GBP - British Pound
JPY - Japanese Yen

Industry Classifications
 (1)  Agriculture            (18)  Insurance
 (2)  Automotive             (19)  Machinery
 (3)  Banking                (20)  Media
 (4)  Building Products      (21)  Metal (non-ferrous)
 (5)  Capital Goods          (22)  Mining
 (6)  Cement                 (23)  Packaging
 (7)  Chemicals              (24)  Paper
 (8)  Computer Products      (25)  Publishing
 (9)  Consumer Products      (26)  Rail Equipment
(10)  Electrical Products    (27)  Real Estate
(11)  Electronics            (28)  Retailing
(12)  Energy and Oil         (29)  Services
(13)  Food & Beverage        (30)  Steel
(14)  Forest Products        (31)  Textile
(15)  Governmental           (32)  Transportation
(16)  Hotels                 (33)  Utilities
(17)  Health Care            (34)  Miscellaneous


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                           CAPITAL APPRECIATION PORTFOLIO

    FACE                                               MARKET
   AMOUNT             LONG-TERM BONDS & NOTES           VALUE
------------------------------------------------------------------
                 GOVERNMENT (4.7%)
     $100,000    U.S. Treasury Note
                    5.750%  10-31-97                     $100,158
      100,000    U.S. Treasury Note
                    7.375%  11-15-97                      101,459
      250,000    U.S. Treasury Note
                    6.125%  07-31-00                      250,023
    1,000,000    U.S. Treasury Note
                    5.500%  02-28-99                      991,520
      250,000    U. S. Treasury Note
                    6.750%  05-31-99                      254,305
      100,000    FNMA
                    5.370%  02-07-01                       96,519
                                                    --------------
                                                        1,793,984
                                                    --------------
                 BUSINESS SERVICES (0.6%)
      450,000    Silicon Graphics, zero coupon
                    contracts due 11-02-13                234,563
                                                    --------------
                 COMMUNICATIONS (2.5%)
      550,000    Cellular Communications, zero
                   coupon contracts due 07-27-99          480,563
      500,000    Comcast Cable
                    3.375%  09-09-05                      460,000
                                                    --------------
                                                          940,563
                                                    --------------
                 DRUGS (0.6%)
      500,000    Alza Corp., zero coupon
                    contracts due 07-14-14                209,375
                                                    --------------
                 FINANCE (1.9%)
      650,000    Tennessee Valley Authority
                    5.980%  04-01-36                      658,938
       50,000    UBS Finance
                    2.000%  12-15-00                       46,500
                                                    --------------
                                                          705,438
                                                    --------------
                 FOREIGN (3.6%)
      450,000    Homestake Mining
                    5.500%  06-23-00                      435,375
      100,000    Peninsula & Oriental
                    7.250%  05-19-03                      176,234
      700,000    Sandoz Cap.
                    2.000%  10-06-02                      752,500
                                                    --------------
                                                        1,364,109
                                                    --------------
                 HOUSING AND RELATED (0.4%)
      150,000    Home Depot
                    3.250%  10-01-01                      147,000
                                                    --------------
                 INSURANCE (1.5%)
      150,000    Chubb Capital Corp.
                    6.000%  05-15-98                      182,625
      250,000    Grand Metropolitan
                    6.500%  01-31-00                      290,000
      100,000    Grand Metropolitan -144A
                    6.500%  01-31-00                      118,000
                                                    --------------
                                                          590,625
                                                    --------------
                 INDUSTRIAL SERVICES (1.0%)
     $430,000    WMX Technologies
                    2.000%  01-24-05                     $401,513
                                                    --------------
                 MEDIA AND PUBLISHING (1.4%)
    1,400,000    Time Warner, zero coupon
                    contracts due 12-17-12                525,000
                                                    --------------
                 OIL, ENERGY AND NATURAL GAS (1.4%)
      425,000    Enserch Corp.
                    6.375%  04-01-02                      435,625
      100,000    Price Co.
                    5.500%  02-28-12                      103,000
                                                    --------------
                                                          538,625
                                                    --------------
                 TOTAL LONG-TERM BONDS & NOTES
                    (19.6%)(COST  $7,346,431)          $7,450,793
                                                    --------------

   FACE                                                MARKET
  AMOUNT                 SHORT-TERM NOTES               VALUE
-----------------------------------------------------------------
                 GOVERNMENT (1.7%)
     $648,000    US Treasury Bill
                    4.815%  03-06-97                     $642,181
                                                    --------------
                 FINANCE (4.2%)
    1,000,000    Corporate Asset Funding
                    5.380%  01-17-97                      997,609
      597,000    Island Finance Puerto Rico
                    5.500%  01-09-97                      596,270
                                                    --------------
                                                        1,593,879
                                                    --------------
                 FOOD AND RELATED (2.3%)
      884,000    Sysco Corp.
                    5.800%   01-14-97                     882,149
                                                    --------------
                 PUBLISHING (2.6%)
    1,000,000    Dow Jones
                    5.350%  02-05-97                      994,799
                                                    --------------
                 UTILITIES (2.2%)
      833,000    Northern States Power
                    6.000%  01-07-97                      832,167
                                                    --------------
                 MISCELLANEOUS (2.5%)
      940,000    Mobil Australia Finance
                    5.400%  01-02-97                      939,859
                                                    --------------
                 TOTAL SHORT TERM NOTES
                    (15.5%) (COST $5,885,305)          $5,885,033
                                                    --------------

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS               CAPITAL APPRECIATION PORTFOLIO (CONTINUED)

    FACE                                               MARKET
   AMOUNT              CONVERTIBLE DEBENTURES           VALUE
------------------------------------------------------------------
                 COMPUTER AND RELATED (4.1%)
   $2,750,000    Automatic Data Process, zero
                    coupon  contracts due 02-20-12     $1,570,938
                                                    --------------
                 DRUGS (0.4%)
      200,000    Mckesson Co., 4.500%  conv.
                    subordinated debentures,
                    due 03-01-04                          176,250
                                                    --------------
                 DURABLE GOODS (0.6%)
      100,000    Outboard Marine, 7.000% conv.
                    subordinated debentures,
                    due 07-01-02                           97,500
                                                    --------------
                 INSURANCE (1.2%)
      775,000    USF&G, zero coupon contracts
                    due 03-03-09                          489,219
                                                    --------------
                 ELECTRICAL EQUIPMENT (0.2%)
       95,000    Cooper Industries Inc., conv.
                    7.050%  01-01-15                      101,413
                                                    --------------
                 MEDIA (2.5%)
      850,000    TBS, zero coupon contracts
                    due 02-13-07                          413,313
    1,500,000    US West, zero coupon contracts
                    due 06-25-11                          536,250
                                                    --------------
                                                          949,563
                                                    --------------
                 REAL ESTATE (1.8%)
      650,000    Rouse Co., 5.750% conv. subordinated
                    debentures, due 07-23-02              708,500
                                                    --------------
                 RETAIL (0.6%)
      400,000    Office Depot zero coupon
                    contracts due 11-01-08                235,500
                                                    --------------
                 UTILITIES (0.5%)
      200,000    Potomac Electricity & Power Co.,
                    5.000% conv. subordinated
                    debentures, due 09-01-02              185,000
                                                    --------------
                 MISCELLANEOUS (0.5%)
      125,000    Lonrho 6.000% conv. subordinated
                    debenture, due 02-27-04               192,991
                                                    --------------
                 TOTAL CONVERTIBLE DEBENTURES
                    (12.4%) (COST  $4,452,927)         $4,706,873
                                                    --------------

                                                       MARKET
   SHARES                   COMMON STOCK                VALUE
------------------------------------------------------------------
                 COMPUTER AND RELATED (0.8%)
        2,000    IBM Corp.                               $302,000
                                                    --------------
                 BUILDING MATERIALS (3.7%)
       12,000    Lowes Corp.                            1,131,000
       25,000    Schuller Corp.                           265,625
                                                    --------------
                                                        1,396,625
                                                    --------------
                 CHEMICALS (4.5%)
       24,000  * Genetech Inc.                         $1,287,000
        9,000    Great Lakes Chemical Corp.               420,750
        1,000  * Millenium Chemicals                       17,750
                                                    --------------
                                                        1,725,500
                                                    --------------
                 BUSINESS SERVICES (0.7%)
        6,000    PHH Corp.                                258,000
                                                    --------------
                 CONSUMER PRODUCTS (3.2%)
        7,000    Corning, Inc.                            323,750
       90,000  * Petrie Stores                            247,500
        2,600    Phillip Morris Cos., Inc.                292,825
        6,000    Polaroid Corp.                           261,000
        3,000  * Toys R Us                                 90,000
                                                    --------------
                                                        1,215,075
                                                    --------------
                 DRUGS (0.6%)
        2,000    Schering - Plough Corp.                  129,500
           85  * Novartis AG-Bearer                        96,880
                                                    --------------
                                                          226,380
                                                    --------------
                 DURABLE GOODS (0.1%)
        3,000    A T Cross Co.                             34,875
        2,000  * English China Clays                        6,630
                                                    --------------
                                                           41,505
                                                    --------------
                 FINANCE (3.1%)
        5,000    American Express                         282,500
        3,200    Federal Nat'l Mortgage Assn.             119,200
        4,200    Fund American Enterprise                 402,150
        4,200    Student Loan Marketing                   391,125
                                                    --------------
                                                        1,194,975
                                                    --------------
                 FOOD AND RELATED (0.1%)
        2,500    McCormick & Company, Inc.                 58,906
                                                    --------------
                 Forestry and Paper Products (1.2%)
        1,500    International Paper Co.                   60,563
        8,000    Weyerhaeuser Co.                         379,000
                                                    --------------
                                                          439,563
                                                    --------------
                 INDUSTRIAL SERVICES (0.4%)
       25,000    Hanson Trust                             168,750
                                                    --------------
                 INSURANCE (1.8%)
        4,000    Alexander & Alexander                     69,500
        4,500    Harleysville Group Inc.                  137,250
        4,500    Unitrin, Inc.                            250,875
       10,000    Willis Corroon Group plc                 115,000
        3,700    Zurich Reinsurance                       115,625
                                                    --------------
                                                          688,250
                                                    --------------
                 MEDIA AND PUBLISHING (6.4%)
       12,000  * Chris-Craft Ind., Inc.                   500,050
        2,500    Meredith Corp.                           131,875
       23,000    New York Times Co. Class A               874,000
        8,000    Readers Digest                           290,000
        1,200    Times Mirror Co. Class A                  59,700
        2,000    Washington Post Class B                  670,250
                                                    --------------
                                                        2,525,875
                                                    --------------

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS               CAPITAL APPRECIATION PORTFOLIO (CONTINUED)

                                                       MARKET
   SHARES                   COMMON STOCK                VALUE
------------------------------------------------------------------
                 METALS AND MINING (3.3%)
       10,000    Allegheny Teledyne, Inc.                $230,000
        3,000  * Helcla Mining Co.                         16,875
       17,000    Homestake Mining Co.                     242,250
       11,100    Newmont Mining Corp.                     496,725
        1,500    Prime Resources Group                     10,617
       18,500    Santa Fe Pacific Gold                    284,438
                                                    --------------
                                                        1,280,905
                                                    --------------
                 OIL, ENERGY AND NATURAL GAS (10.0%)
       16,000    Amerada Hess Corp.                       926,000
        3,000    Atlantic Richfield Co.                   397,500
        1,500    Kerr McGee                               108,000
       17,500    Mitchell Energy & Development            387,188
       12,000    Murphy Oil Corp.                         667,500
        6,000  * Oryx Energy Co.                          148,500
        3,000    Petro-Canada Inc.                         42,357
        9,000    Sun Company, Inc.                        219,375
        5,000    Texaco, Inc.                             490,625
       15,000    Union Texas Petroleum                    335,625
                                                    --------------
                                                        3,722,670
                                                    --------------
                 RETAIL (0.3%)
        6,000  * Hill Stores Co.                           36,000
        4,000    Wal-Mart Stores, Inc.                     91,500
                                                    --------------
                                                          127,500
                                                    --------------
                 TRANSPORTATION (0.9%)
       12,000    Overseas Shipholding Inc.                204,000
        4,000    Ryder System, Inc.                       112,500
                                                    --------------
                                                          316,500
                                                    --------------
                 UTILITIES (6.4%)
      145,000    Centerior Energy Corp.                 1,558,750
        8,000    Entergy Corp.                            222,000
        5,000    Ohio Edison Co.                          113,750
        3,000    Public Service Co. New Mexico             58,875
       18,000    Unicom Corp.                             488,250
                                                    --------------
                                                        2,441,625
                                                    --------------
                 MISCELLANEOUS (0.1%)
        1,250  * Imperial Tobacco Group                    16,125
       22,000  * Lonrho Plc                                47,300
                                                    --------------
                                                           63,425
                                                    --------------
                 TOTAL COMMON STOCK (47.6%)
                   (COST  $15,187,266)                $18,194,028
                                                    --------------

                                                      MARKET
  SHARES                 PREFERRED STOCK               VALUE
-----------------------------------------------------------------
                COMPUTER AND RELATED (0.4%)
      2,000     Microsoft Covt. Preferred A             $160,250
                                                   --------------
                FINANCE (1.0%)
      7,000     Kemper Co., 5.750% Series E              364,000
                                                   --------------
                FORESTRY AND PAPER PRODUCTS (0.1%)
      1,000     International Paper                       46,239
                                                   --------------
                UTILITIES (2.8%)
        265     Cleveland Electric 9.000%                266,823
        150     Cleveland Electric 8.800%                149,532
      4,940     Cleveland Electric                       400,140
      2,894     Entergy Gulf Series B                    140,359
      1,000     Niagara Mohawk Power Series A             17,750
      1,000     Niagara Mohawk Power Series B             19,625
      3,700     Niagara Mohawk Power Series C             70,300
                                                   --------------
                                                       1,064,529
                                                   --------------
                TOTAL PREFERRED STOCK (4.3%)
                   (COST  $1,518,528)                 $1,635,018
                                                   --------------

                       PUT OPTION PURCHASES           MARKET
  SHARES         STOCK/EXPIRATION/EXERCISE PRICE       VALUE
-----------------------------------------------------------------
          5     AlleghenyTeledyne
                   January'97'/$20                           $32
          5     Allegheny Teledyne
                  February'97'/$22.50                        188
          5     Allegheny Teledyne
                   April'97'/$25                           1,282
         10     Amerada Hess/May'97'/$60                   3,875
          4     AUD'B'/February'97'/$50                    2,750
         20     AUD'B'/February'97'/$45                    5,000
         11     AUD'B'/February'97'/$40                      482
         20     HFS/July'97'/$60                          17,250
         10     HFS/April'97'/$60                          6,375
         10     HFS/April'97'/$85                         25,125
         10     Home Depot/May'97'/$60                     9,750
          5     IBM/July'97'/$170                         11,188
          5     IBM/July'97'/$160                          7,875
          5     IBM/July'97'/$155                          6,563
          5     IBM VF/April'97'/$140                      2,500
         10     Microsoft/July'97'/$85                     8,125
          2     Phillip Morris/March'97'/$105                425
          5     Phillip Morris/March'97'/$115              3,000
         10     Schering-Plough/May'97'/$75               10,375
         10     Schering-Plough/May'97'/$70                6,250
         10     Silicon Graphics/Feb.'97'/$30              4,500
          5     Texaco/April'97'/$95                       1,438
          5     Times Mirror/March'97'/$50                   594
          4     Toys R Us/March'97'/$35                    2,000
          5     Toys R Us/January'97'/$35                  2,438
         20     Toys R Us/June'97'/$40                    19,750
         15     Walmart/March'97'/$30                     10,125
         25     Walmart/March'97'/$27.50                  10,938
                                                   --------------
                TOTAL PUT OPTION PURCHASE
                  (0.5%) (COST  $181,931)               $180,189
                                                   --------------
              TOTAL HOLDINGS
                   (COST  $34,572,388) (a)           $38,051,933
                                                   ==============

*Non-income producing securities.
(a)      Also represents cost for Federal income tax purposes.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                                      SMALL CAP PORTFOLIO


                                                             MARKET
     SHARES             U.S. COMMON STOCK                     VALUE
  -------------------------------------------------------------------
                 AEROSPACE (2.0%)
    19,000     * Tracor Inc.                               $  403,750
    18,700     * Remec Inc.                                   366,988
                                                           ----------
                                                              770,738
                                                           ----------
                 BANKS (0.3%)
     2,500       Banco Latinoamericano De Export              126,875
                                                           ----------

                 BUSINESS SERVICES (5.5%)
    21,775       American Pad and Paper Co.                   492,659
     3,850     * Caribiner International Inc.                 193,463
    10,000       Concord EFS, Inc.                            282,500
    20,400     * Protection One Inc.                          201,450
     6,800       Rental Service Corp.                         187,000
     3,050     * Rural/Metro Corp.                            109,800
     7,000     * Sylvan Learning Systems Inc.                 199,500
    22,775     * World Color Press, Inc.                      438,419
                                                           ----------
                                                            2,104,791
                                                           ----------
                 CHEMICALS (1.7%)
    18,400       Crompton & Knowles Corp.                     354,200
    12,025       Teletech Holding Inc.                        312,650
                                                           ----------
                                                              666,850
                                                           ----------
                 COMMUNICATIONS (0.2%)
     2,325       SFX Broadcasting, Inc.                        69,169
                                                           ----------


                 COMMERCIAL SERVICES (2.1%)
     6,000       Harsco Corp.                                 411,000
    14,075       JP Foodservice                               392,340
                                                           ----------
                                                              803,340
                                                           ----------
                 COMPUTER AND RELATED (18.0%)
    33,975     * Avant! Corp.                               1,078,702
    10,800       BA Merchant Services, Inc.                   193,050
     9,000       CDW Computer Centers, Inc.                   533,813
     5,700     * CSG Systems Intl. Inc.                        87,638
     6,275     * Cybercash Inc.                               144,325
    12,250     * Dendrite International                       101,063
     4,975       Farallon Communications                       31,591
     4,000     * Fore Systems Inc.                            131,500
    37,450     * Geoworks                                     917,524
     7,400     * Insight Enterprises Inc.                     207,200
    21,000     * Network General Corp.                        635,250
     2,000     * Parametric Technology Corp.                  102,750
     9,750       Premenos Technology Corp.                     84,094
    53,400     * Ross Systems Inc.                            513,975
    15,350     * Scopus Technology Inc.                       713,775
    12,025     * Sterling Commerce Inc.                       423,881
    25,400       Sync Research Inc.                           349,326
     8,000     * Synopsys Inc.                                370,000
    11,975       Vanstar Corp.                                293,388
                                                           ----------
                                                            6,912,843
                                                           ----------

                 DRUGS (5.2%)
    48,400     * Genelabs Technologies                        296,450
     1,850       Medicis Pharmaceutical A                      81,400
     4,625     * Nexstar Pharmaceuticals                       69,375
     8,625     * Parexel International Corp.                  445,266
    18,250     * SEQUUS Pharmaceuticals                       292,000
    18,250     * Watson Pharmaceuticals Inc.                  820,109
                                                           ----------
                                                            2,004,600
                                                           ----------

                 ELECTRONICS (8.5%)
     3,875     * Asyst Technologies Inc.                   $   66,359
     9,250     * Berg Electronics Corp.                       271,719
    12,075       Cypress Semiconductor                        170,559
    11,975       International Rectifier Corp.                182,619
     8,148     * PRI Automation Inc.                          370,734
    10,450     * Sanmina Corp.                                590,425
    15,050     * Sawtek Inc.                                  596,356
     9,250     * Speedfam International Inc.                  263,625
    23,500       Summit Design, Inc.                          240,875
     7,125     * Vitesse Semiconductor Corp.                  324,188
     6,425       Ultrak Inc.                                  195,963
                                                           ----------
                                                            3,273,422
                                                           ----------
                 ENTERTAINMENT AND LEISURE (1.3%)
     9,300       Midway Games                                 188,325
     8,450     * Signature Resorts, Inc.                      297,863
                                                           ----------
                                                              486,188
                                                           ----------

                 ENVIRONMENTAL CONTROL (2.0%)
    22,000     * United Waste Systems Inc.                    756,250
                                                           ----------


                 FINANCE (1.1%)
     3,550     * Credit Acceptance Corp.                       83,425
    10,100     * First USA Paymentech Inc.                    342,138
                                                           ----------
                                                              425,563
                                                           ----------
                 HOTEL AND MOTEL (2.2%)
    18,775     * Doubletree Corp.                             844,875
                                                           ----------


                 INSURANCE (1.0%)
     4,075       Executive Risk Inc.                          150,775
     4,000       Reliastar Financial Corp.                    231,000
                                                           ----------
                                                              381,775
                                                           ----------
                 MEDICAL AND RELATED (10.9%)
     9,300       Advance Paradigm                             192,975
     4,375     * Express Scripts Inc.                         156,953
     7,000     * Gulf South Medical Supply                    179,375
     6,000     * HCIA Inc.                                    207,000
    12,150     * Heartport Inc.                               277,931
    14,775     * HPR Inc.                                     203,156
    13,000     * Multicare Companies Inc.                     263,250
     5,125       NCS Healthcare Inc.                          149,266
    16,800       Omnicare Inc.                                539,700
    24,050     * Orthodontic Centers of America               384,800
     7,000       Pediatrix Medical Group                      258,125
     9,000     * Pharmaceutical Product Development           227,250
    15,250       Physio-Control Intl. Corp.                   343,125
    12,300       Rexall Sundown Inc.                          334,406
     6,000     * Sola International Inc.                      228,000
     7,100     * Sunrise Assisted Living Inc.                 197,913
     4,750     * Visible Genetics Inc.                         41,563
                                                           ----------
                                                            4,184,788
                                                           ----------
                 OIL, ENERGY AND NATURAL GAS (0.9%)
     9,000     * Falcon Drilling Co. Inc.                     353,250
                                                           ----------

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                          SMALL CAP PORTFOLIO (CONTINUED)

                                                             MARKET
     SHARES             U.S. COMMON STOCK                     VALUE
  ---------------------------------------------------------------------
                 REAL ESTATE (0.5%)
     7,175       Fairfield Communities Inc.                 $   177,581
                                                            -----------
                 RETAIL (5.6%)
     8,156     * Consolidated Stores Corp.                      262,012
     8,000     * Corporate Express, Inc.                        235,500
     9,025       Men's Wearhouse, Inc.                          221,113
    11,350     * Proffitt's Inc.                                418,531
     7,075     * Henry Shein Inc.                               243,203
    18,725     * The Sports Authority Inc.                      407,269
     9,250       United Natural Foods                           157,250
     6,300     * Williams-Sonoma, Inc.                          229,163
                                                            -----------
                                                              2,174,040
                                                            -----------
                 TELECOMMUNICATIONS (10.5%)
     6,625     * Cellular Communications Intl. Inc.             192,125
    22,475     * Digital Microwave Corp.                        626,491
     9,000     * Intermedia Comm. of Florida                    231,750
     3,575     * LCI International Inc.                          76,863
     6,750       McLeod Inc.                                    172,125
     2,625     * Omnipoint Corp.                                 50,531
    30,275     * P-COM International                            897,927
     8,175       Pacific Gateway Exchange Inc.                  298,388
    19,750     * Periphonics Corp.                              577,688
     9,175       Picturetel Corp.                               238,550
     4,950       Telco Communications                            86,625
     9,400       Tel-Save Holdings, Inc.                        272,600
     4,300       Teltrend, Inc.                                 119,325
     9,100     * Winstar Communications Intl.                   191,100
                                                            -----------
                                                              4,032,086
                                                            -----------
                 TEXTILES (5.4%)
    11,525     * Kenneth Cole Products                          178,638
    12,000     * Nautica Enterprises Inc.                       303,000
    12,550     * Quicksilver Inc.                               268,256
    18,000       Warnaco Group                                  533,250
    27,050       Wolverine World Wide                           784,450
                                                            -----------
                                                              2,067,594
                                                            -----------
                 TRANSPORTATION (1.9%)
   100,075     * Atlas Air, Inc.                                481,081
     9,000       Mark VII Inc.                                  249,188
                                                            -----------
                                                                730,269
                                                            -----------
                 TOTAL U.S. COMMON STOCK (86.8%)
                 (COST $27,331,224)                         $33,346,884
                                                            -----------


                                                              MARKET
     SHARES             FOREIGN COMMON STOCK                   VALUE
  ---------------------------------------------------------------------
                 BRITISH STERLING POUND:
                 MEDIA
    40,000     * Flextech Plc                               $   463,762

                 RETAIL
    36,500     * Next Plc                                       354,474

                 MISCELLANEOUS
    16,754       Wetherspoon (J.D.)                             335,452
                                                            -----------

                 TOTAL BRITISH STERLING POUND (3.0%)          1,153,689
                                                            -----------
                 JAPANESE YEN:
                 MISCELLANEOUS
     8,000       Hoya Corp.                                     313,604
                                                            -----------

                 TOTAL JAPANESE YEN (0.8%)                      313,604
                                                            -----------
                 NETHERLANDS GUILDER:
                 MISCELLANEOUS
     4,530     * Hunter Douglas NV                              305,101

                 TRANSPORTATION
     7,100     * IHC Caland                                     405,131
                                                            -----------

                 TOTAL NETHERLANDS GUILDER (1.9%)               710,232
                                                            -----------

                 TOTAL FOREIGN COMMON STOCK
                    (5.7%) (COST $1,478,446)                $ 2,177,525
                                                            -----------

     FACE                                                     MARKET
    AMOUNT              MASTER NOTES                           VALUE
-----------------------------------------------------------------------
 $2,891,858    Provident Insured Money Account              $ 2,891,858
                                                            -----------

                 TOTAL MASTER NOTES (7.6%)
                    (COST $2,891,858)                       $ 2,891,858
                                                            -----------

                 TOTAL HOLDINGS
                    (COST  $31,701,528) (a)                 $38,416,267
                                                            ===========


*  Non-income producing securities.
(a) Also represents cost for Federal income tax purposes.

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                              GLOBAL CONTRARIAN PORTFOLIO


                                                             MARKET
     SHARES             U.S. COMMON STOCK                     VALUE
---------------------------------------------------------------------
                 CHEMICALS (0.6%)
     5,000       Lawter International Inc.                 $   63,125
                                                           ----------

                 CAPITAL GOODS (4.1%)
     1,000       Bandag Inc. Class 'A'                         45,750
     4,000       Blount International Inc. Cl 'A'             153,500
     5,000       Keystone International Inc.                  100,625
    12,000       Woodhead Industries, Inc.                    165,000
                                                           ----------
                                                              464,875
                                                           ----------
                 CONSUMER PRODUCTS (2.2%)
     1,000       Allen Organ Co. Class 'B'                     38,500
     1,000       Dole Foods Company, Inc.                      33,875
     5,000       Furniture Brands International Inc.           70,000
    10,000       Hancock Fabrics                              103,750
                                                           ----------
                                                              246,125
                                                           ----------
                 ENERGY AND OIL (3.7%)
     2,535     * Enterra Corp.                                 76,050
     4,000       North European Oil Royalty Trust              52,500
     1,700       Rochester & Pittsburgh Coal Co.               44,625
    30,000       San Juan Basin Royalty Trust                 247,500
                                                           ----------
                                                              420,675
                                                           ----------
                 FINANCE (3.7%)
     8,000     * Classic Bankshares Inc.                       92,000
     5,000     * East Texas Financial Services                 82,500
     8,000     * First Federal Financial Services              95,000
     8,500       Redwood Financial Inc.                        85,531
     5,000       Southern Banc Co., Inc.                       65,000
                                                           ----------
                                                              420,031
                                                           ----------
                 FORESTRY PRODUCTS (2.0%)
     1,000       Georgia Pacific Corp.                         72,000
     3,400       Greif Brothers Corp. Class 'A'                96,900
     1,500       Rayonier Inc.                                 57,563
                                                           ----------
                                                              226,463
                                                           ----------
                 MEDIA (0.1%)
     5,000     * Integrity Music, Inc. Class 'A'                8,125
                                                           ----------
                 METALS AND MINING (1.2%)
     3,000       Asarco Inc.                                   74,625
     1,000       Reynolds Metals Co.                           56,375
                                                           ----------
                                                              131,000
                                                           ----------
                 REAL ESTATE (0.9%)
     2,000       Alico, Inc.                                   37,500
     1,000       Forest City Enterprises Inc. 'A'              60,500
                                                           ----------
                                                               98,000
                                                           ----------
                 TRANSPORTATION (0.6%)
     3,500       Kenan Transport Company                       66,500
                                                           ----------
                 UTILITIES (0.4%)
     2,000       Montana Power Co.                             42,750
                                                           ----------
                 MISCELLANEOUS (2.8%)
    15,000     * Kaiser Ventures Inc.                         135,000
     1,500       Pioneer Group, Inc.                           35,625
     4,000       UniFirst Corp.                                85,000
     3,000       Zero Corporation                              60,000
                                                           ----------
                                                              315,625
                                                           ----------

                 TOTAL U.S. COMMON STOCK                   $2,503,294
                   (22.3%) (COST $2,307,523)               ----------

                                                            MARKET
  SHARES             FOREIGN COMMON STOCK                    VALUE
--------------------------------------------------------------------
                 FRANCE (5.6%)
     2,150       Emin-Leydier (14)                           $149,547
     2,000       Eramet (14)                                  104,817
       200       Eurafrance (34)                               86,397
       250       FIMALAC SA (34)                               23,218
     1,000       Legrand ADP (10)                             110,597
       750       Marine Wendel (34)                            68,786
       300       Groupe NSC (19)                               31,908
       900       Rougier SA (14)                               52,890
                                                             --------
                                                              628,160
                                                             --------
                 JAPAN (5.4%)
    10,000       Airport Facilities Co., Ltd. (32)             77,533
     7,000       Dai Tokyo Fire & Marine Ins. Co. (18)         37,086
    12,000       Dowa Fire & Marine Ins. Co. (18)              46,106
     2,500       Fuji Photo Film Co. Ltd. (9)                  82,271
     2,500       Fuji Photo Film Co. Ltd. ADR (9)              82,500
     2,000       Koekisha Co. Ltd. (29)                        68,918
     7,000       Nittetsu Mining Co., Ltd. (22)                53,007
     5,000       Tokio Marine & Fire Ins. Co. Ltd. (18)        46,950
       400       Toho Co. (20)                                 57,891
     5,000       Yoshimoto Kogyo Co. (20)                      59,442
                                                             --------
                                                              611,704
                                                             --------
                 GERMANY (2.9%)
       100       Axel Springer Verlag AG (20)                  59,416
     2,500       Bayer AG (7)                                 101,380
       325       Buderus AG (5)                               162,500
                                                             --------
                                                              323,296
                                                             --------
                 SINGAPORE (3.7%)
    35,000       Cilpsal Industries Ltd. (10)                 127,400
    85,000       Intraco Ltd. (34)                            126,938
     6,500       Singapore Bus Service Ltd. (32)               33,673
   143,000     * Thakral Corporation (10)                     127,985
                                                             --------
                                                              415,996
                                                             --------
                 SWITZERLAND (3.0%)
         7       Bank of Intl. Settlements (3)                 52,180
         2       Bank of Intl. Settlements (3)                 14,644
       300       Kuehne & Nagel Intl. AG (32)                 158,777
        65       Schindler Holding AG PC (5)                   70,499
       175       Sika Finanz AG Bearer (7)                     41,744
                                                             --------
                                                              337,844
                                                             --------
                 LATIN AMERICA (3.0%)
    10,000       Antofagasta Holdings plc (21)                 58,225
    50,000       Cresud SA (1)                                 88,516
    25,000       IRSA Inversiones y Rep. SA (34)               80,265
    35,000       Ledesma SA (1)                                43,758
   265,000       Grupo Fernandez Editors (25)                  64,864
                                                             --------
                                                              335,628
                                                             --------
                 UNITED KINGDOM (1.8%)
    70,000       ED & F Man (34)                              207,983
                                                             --------
                 HONG KONG (1.6%)
   101,000       CDL Hotels Intl. Ltd. (16)                    57,783
   300,000       China-Hong Kong Photo Products (9)           100,847
    16,000       Shaw Brothers (Hong Kong) Ltd.(20)            19,032
                                                             --------
                                                              177,662
                                                             --------

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                  GLOBAL CONTRARIAN PORTFOLIO (CONTINUED)

                                                              MARKET
     SHARES             FOREIGN COMMON STOCK                   VALUE
---------------------------------------------------------------------
                 NEW ZEALAND (1.5%)
    60,000       Carter Holt Harvey Limited (14)             $  136,033
     5,500       Shortland Properties, Ltd. (27)                  3,807
    30,000       Wrightson Ltd. (1)                              26,062
                                                             ----------
                                                                165,902
                                                             ----------
                 BELGIUM (1.1%)
       700       Engrais Rosier SA (34)                         123,498
                                                             ----------
                 PORTUGAL (0.9%)
     8,000       Espirito Santo Financial Holdings (3)          106,000
                                                             ----------
                 SOUTH AFRICA (0.9%)
    10,000       Vaal Reefs Exploration Ltd. (21)                61,875
     2,500       Western Areas Gold Mining Ltd. (21)             34,466
                                                             ----------
                                                                 96,341
                                                             ----------
                 THAILAND (0.8%)
    20,000       Oriental Hotel (16)                             93,553
                                                             ----------
                 NETHERLANDS (0.7%)
     1,300       Bosch & Keuning NV (20)                         44,379
     2,000       German City Estates NV (27)                     30,897
                                                             ----------
                                                                 75,276
                                                             ----------
                 SPAIN (0.6%)
    12,000       Energia e Industrias Aragonesas (7)             66,518
                                                             ----------
                 PHILIPPINES (0.6%)
70,000,000       Manila Mining Corp. 'B' (22)                    63,878
                                                             ----------
                 SWEDEN (0.5%)
     5,000       Bylock & Nordsjofrakt AB 'B'(32)                52,609
                                                             ----------
                 CANADA (0.4%)
     2,000       Noranda, Inc. (21)                              44,574
                                                            ----------
                 AUSTRALIA (0.4%)
   171,425       Medical Corporation Australasia (34)            45,300
                                                             ----------
                 MISCELLANEOUS (1.8%)
   100,000       Lonrho plc (34)                                213,206
                                                             ----------

                 TOTAL FOREIGN COMMON STOCK                  $4,184,928
                 (37.2%) (COST $4,140,101)                   ----------

                 TOTAL COMMON STOCKS
                  (59.5%) (COST $6,447,624)                  $6,688,222
                                                             ----------


                                                              MARKET
   SHARES                  U.S. PREFERRED STOCK                VALUE
----------------------------------------------------------------------
                 MEDIA (0.4%)
     2,000       Cowles Media Co. Pfd.                          52,000
                                                             ---------
                 REAL ESTATE (0.7%)
     1,500       Catellus Development Pfd. 'B'                  88,688
                                                             ---------

                 TOTAL U.S. PREFERRED STOCK                  $ 140,688
                   (1.1%) (COST $104,375)                    ---------


                                                            MARKET
    SHARES             FOREIGN PREFERRED STOCK               VALUE
 -------------------------------------------------------------------
                 GERMANY (0.9%)
     1,500       Hornbach Holdings AG (28)                 $ 107,143
                                                           ---------

                 INDONESIA (1.8%)
     4,000       Freeport McMoRan Pfd. 'C' (22)              123,500
     5,000       Freeport McMoRan Pfd. 'D' (22)               85,000
                                                           ---------
                                                             208,500
                                                           ---------
                 ITALY (0.9%)
     9,000       Istituto Finanziario Industriale (34)       100,494
                                                           ---------

                 TOTAL FOREIGN PREFERRED STOCK
                   (3.6%) (COST $384,950)                  $ 416,137
                                                           ---------

                 TOTAL PREFERRED STOCK
                   (4.7%) (COST $489,325)                  $ 556,825
                                                           ---------


     FACE                                                   MARKET
    AMOUNT             CONVERTIBLE DEBENTURES               VALUE
 -------------------------------------------------------------------
                 U.S. DOLLAR (0.5%)
   $50,000       Cheil Jedang 3.000%
                    due 12-31-06 (9)                      $  61,250
                                                          ---------

                 NON-U.S. DOLLAR (0.7%)
   520,000    FF Immobiliere Hoteliere  5.000%
                    due 01-01-01 (16)                         76,108

    11,000    NZ Shortland Properties Inc.  7.500%
                    due 12-31-98 (27)                          7,459
                                                          ----------
                                                              83,567
                                                          ----------

                 TOTAL CONVERTIBLE DEBENTURES
                    (1.2%) (COST  $128,642)               $  144,817
                                                          ----------


     FACE                                                    MARKET
    AMOUNT               NON-CONVERTIBLE BONDS               VALUE
 -------------------------------------------------------------------
                 U.S. DOLLAR (6.6%)
   $50,000       Cemex SA 9.500%
                    due 09-20-01 (6)                       $  51,188
   150,000       Federal Republic Of Brazil 6.500%
                    due 04-15-06 (15)                        130,875
   343,000       Republic of Argentina FRB 6.625%
                    due 03-31-05 (15)                        298,839
   250,000       Republic of Venezuela  6.500%
                    due 12-18-07 (15)                        212,500
    50,000       PT Pabrik Kertas Tjiwi Kimia
                    13.250% due 08-01-01 (14)                 56,875
                                                           ---------
                 TOTAL NON-CONVERTIBLE BONDS
                    (6.6%) (COST  $630,447)                $ 750,277
                                                           ---------

OHIO NATIONAL FUND, INC.                                       December 31, 1996
SCHEDULE OF INVESTMENTS                  GLOBAL CONTRARIAN PORTFOLIO (CONTINUED)

    FACE                                                   MARKET
   AMOUNT                SHORT-TERM NOTES                   VALUE
--------------------------------------------------------------------
                FINANCE (9.4%)
 $500,000       American Express 5.500%
                   due 01-02-97                         $    499,924
  558,000       Merril Lynch  6.600%
                   due 01-02-97                              557,898
                                                        ------------
                                                           1,057,822
                                                        ------------
                CONSUMER GOODS (11.7%)
  540,000       AT&T Corp.  5.560%
                   due 01-02-97                              539,917
  540,000       General Electric Cap. Corp.
                   5.550%  due 01-03-97                      539,834
  243,000       General Electric Cap. Corp.
                   5.630%  due 01-21-97                      242,240
                                                        ------------
                                                           1,321,991
                                                        ------------
                OIL (4.7%)
  530,000       Exxon Imperial U.S.
                   5.900%  due 01-06-97                      529,563
                                                        ------------
                TOTAL SHORT-TERM NOTES
                   (25.8%) (COST $2,909,377)            $  2,909,376
                                                        ------------
                TOTAL HOLDINGS
                   (COST $10,605,415)(a)                $ 11,049,517
                                                        ============


(a) Also represents cost for Federal Income tax purposes.   FOREIGN CURRENCIES
*  Non-income producing securities.                      NZ - New Zealand Dollar
                                                         FF - French Franc
Industry Classifications
 (1)   Agriculture            (12)  Energy and Oil          (23)  Packaging
 (2)   Automotive             (13)  Food & Beverage         (24)  Paper
 (3)   Banking                (14)  Forest Products         (25)  Publishing
 (4)   Building Products      (15)  Governmental            (26)  Rail Equipment
 (5)   Capital Goods          (16)  Hotels                  (27)  Real Estate
 (6)   Cement                 (17)  Health Care             (28)  Retailing
 (7)   Chemicals              (18) Insurance                (29)  Services
 (8)   Computer Products      (19)  Machinery               (30)  Steel
 (9)   Consumer Products      (20)  Media                   (31)  Textile
(10)  Electrical Products     (21)  Metal (non-ferrous)     (32)  Transportation
(11)  Electronics             (22)  Mining                  (33)  Utilities
                                                            (34)  Miscellaneous

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                                       DECEMBER 31, 1996
SCHEDULE OF INVESTMENTS                              AGGRESSIVE GROWTH PORTFOLIO

                                                      MARKET
     SHARES                COMMON STOCK                VALUE
----------------------------------------------------------------
                U.S. COMMON STOCKS:
                AEROSPACE (0.2%)
        275     Boeing Co.                               $29,253
                                                   -------------
                AUTOMOTIVE AND RELATED (1.2%)
      3,425   * Custom Chrome, Inc.                       68,928
        700     General Motors Corp.                      39,025
        750     Harley-Davidson, Inc.                     35,250
                                                   -------------
                                                         143,203
                                                   -------------
                BANKING (3.7%)
        675     BankAmerica Corp.                         67,331
      1,254     Chase Manhattan Corp.                    111,920
        425     First Bank System, Inc.                   29,006
      1,200     Household International, Inc.            110,700
      2,850     TCF Financial Corp.                      124,042
                                                   -------------
                                                         442,999
                                                   -------------
                BUSINESS SERVICES (5.2%)
        600   * Checkfree Corporation                     10,275
     13,575     Danka Business Systems PLC ADR           480,246
      2,050     Interim Services, Inc.                    72,775
        700     Manpower, Inc.                            22,750
      1,150     MoneyGram Payment Systems, Inc.           15,238
      1,250     Universal Outdoor Holdings, Inc.          29,375
                                                   -------------
                                                         630,659
                                                   -------------
                COMMERCIAL SERVICES (10.1%)
     13,398   * Accustaff, Inc.                          283,033
      4,150   * Consolidated Graphics, Inc.              232,400
     13,400     CUC International, Inc.                  318,250
      3,000     Getty Communications PLC ADR              45,000
      5,650   * Greenwich Air Services, Inc.             125,713
      3,300     Hexcel Corp.                              53,625
      6,800   * PIA Merchandising Services, Inc.          71,320
      1,100     Pittston Company Brinks Group             29,700
        850   * Vallen Corp.                              14,131
      1,500     Wilmar Industries, Inc.                   41,625
                                                   -------------
                                                       1,214,797
                                                   -------------
                COMPUTER AND RELATED (7.9%)
        150     America Online, Inc.                       4,988
      1,600     BroadVision, Inc.                         12,600
        750     Cisco Systems, Inc.                       47,719
      1,200     Computer Associates Intl. Inc.            59,700
      5,000     Creative Technology, Ltd.                 58,750
      2,000     IA Corporation                            11,750
      1,675     Intel Corp.                              219,320
      1,400     International Business Machines Corp.    211,400
      1,810   * McAfee Associates, Inc.                   79,640
        200   * Micro Systems, Inc.                        6,150
      2,260     National Techteam, Inc.                   45,200
      1,400     OneWave, Inc.                             10,938
        550     Phoenix International, Inc.                9,488
        600     Select Software Tools, Ltd. ADR           10,950
        900     Sterling Commerce, Inc.                   31,725
      2,837   * Sykes Enterprises, Inc.                  106,388
        750     TriTeal Corp.                             15,938
                                                   -------------
                                                         942,642
                                                   -------------

                                                      MARKET
    SHARES                 COMMON STOCK                VALUE
----------------------------------------------------------------
                COMMUNICATIONS (1.7%)
       700      American Radio Systems Corp., Cl. A      $19,075
        75      Ascend Communications, Inc.                4,659
       600      Cascade Communications Corp.              33,075
       700      Clear Channel Communications, Inc.        25,288
       600      Comcast Corp. Class A                     10,688
       550      Harmonic Lightwaves, Inc.                  8,456
     1,400      TeleCommunications, Inc. Cl. A            18,288
     1,200      U. S. West Inc. Media Group               22,200
     1,950      Young Broadcasting, Inc. Cl. A            57,038
                                                   -------------
                                                         198,766
                                                   -------------
                CONSUMER PRODUCTS (4.2%)
     7,775      McKesson Corp.                           435,400
       350      Newell Companies, Inc.                    11,025
       600      Philip Morris Companies, Inc.             67,716
                                                   -------------
                                                         514,141
                                                   -------------
                DRUGS (3.8%)
     1,900      Bergen Brunswig Corp. Cl. A               54,150
       350      Eli Lilly & Company                       25,550
    31,600      Foxmeyer Health Corp.                     51,350
    20,400      Halsey Drug Co., Inc.                    124,950
     5,095      Pharmacia & Upjohn, Inc.                 201,978
                                                   -------------
                                                         457,978
                                                   -------------
                ELECTRICAL EQUIPMENT (0.5%)
    10,150      Fedders Corp. Class A                     50,750
       400      Scientific-Atlanta, Inc.                   6,000
                                                   -------------
                                                          56,750
                                                   -------------
                ELECTRONICS (2.1%)
       400      Cypress Semiconductor, Inc.                5,650
     1,475      Harman International Industries, Inc.     82,046
       625      Motorola, Inc.                            38,359
       200      SDL, Inc.                                  5,250
       475      Sensormatic Electronics Corp.              7,956
       500      Texas Instruments, Inc.                   31,875
       650      Uniphase Corp.                            34,125
     2,500    * Universal Electronics Inc.                13,750
       375      U.S. Robotics, Inc.                       27,000
       225      Xerox Corp.                               11,856
                                                   -------------
                                                         257,868
                                                   -------------
                ENTERTAINMENT AND LEISURE (2.0%)
     4,425      Circus Circus Enterprises, Inc.          152,109
       825      Mattel, Inc.                              22,894
     1,425      SCP Pool Corp.                            29,569
       550      The Walt Disney Co.                       38,294
                                                   -------------
                                                         242,866
                                                   -------------
                FINANCE (3.4%)
     1,600      American Express Co.                      90,400
     2,750    * Associates First Capital Corp.           121,317
     1,025      Citicorp                                 105,575
     2,350      Mercury Finance Co.                       28,788
       700      MGIC Investment Corp.                     53,200
       500      The Quick and Reilly Group, Inc.          14,938
                                                   -------------
                                                         414,217
                                                   -------------


                                                     (continued)

OHIO NATIONAL FUND, INC.                                       DECEMBER 31, 1996
SCHEDULE OF INVESTMENTS                  AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

                                                      MARKET
     SHARES                COMMON STOCK                VALUE
-----------------------------------------------------------------
                FOOD AND RELATED (4.3%)
      2,400   * Casa Ole' Restaurants, Inc.              $22,200
      3,325   * Longhorn Steaks, Inc.                     62,746
      2,000     McDonald's Corp.                          90,500
     12,225   * Quality Dining, Inc.                     218,522
      5,200   * Rainforest Cafe, Inc.                    122,260
                                                   --------------
                                                         516,228
                                                   --------------
                FORESTRY AND PAPER PRODUCTS (0%)
        200     Buckeye Cellulose Corp.                    5,325
                                                   --------------
                HOTEL/LODGING (1.8%)
      3,400     Candlewood Hotel Co. Inc.                 32,725
        600     Hilton Hotels Corp.                       15,675
      2,350     LaQuinta Inns, Inc.                       44,944
      6,200     Red Roof Inns, Inc.                       96,159
        250     Signature Resorts, Inc.                    8,813
      1,400     Sholodge Inc.                             18,900
                                                   --------------
                                                         217,216
                                                   --------------
                HOUSING AND RELATED (0.8%)
      3,450     Diamond Home Services, Inc.               94,875
                                                   --------------
                INSURANCE (2.7%)
        350     Conesco, Inc.                             22,313
      9,825   * United Dental Care, Inc.                 298,121
                                                   --------------
                                                         320,434
                                                   --------------
                MANUFACTURING (0.6%)
      1,500     Applied Power, Inc.                       59,438
        150     Minnesota Mining & Manufacturing Co.      12,431
                                                   --------------
                                                          71,869
                                                   --------------
                MEDICAL AND RELATED (6.1%)
        100     American Healthcorp, Inc.                  1,163
      2,600   * Cohr, Inc.                                70,200
      2,250     Dentsply International, Inc.             106,875
      5,650   * FemRx, Inc.                               25,425
      2,125     Humana, Inc.                              40,641
      2,300     NCS Healthcare, Inc. Cl. A                66,988
        950     Omnicare, Inc.                            30,519
        700     Renal Treatment Centers, Inc.             17,850
      2,150     Sabratek Corp.                            34,131
        450   * Steris Corp.                              19,575
     10,000     Suburban Ostomy Supply Co., Inc.         137,500
      5,175   * Sybron International Corp.               170,775
                                                   --------------
                                                         721,641
                                                   --------------
                RETAIL (11.1%)
      3,950     Bacou USA, Inc.                           65,669
      8,250     Central Garden and Pet Co.               173,809
      3,718   * Consolidated Stores Corp.                119,457
      4,250   * Corporate Express, Inc.                  125,109
      2,850   * Federated Department Stores, Inc.         97,256
        200     Goodys Family Clothing, Inc.               3,575
      2,050     The Home Depot, Inc.                     102,756
     16,850   * Movie Gallery, Inc.                      219,062
      1,250   * MSC Industrial Direct Co., Inc. Cl. A     46,250
      9,375     OfficeMax, Inc.                           99,609
      2,150     Revco D.S., Inc.                          79,550
      2,250     Rite Aid Corp.                            89,438
      3,000     Stein Mart, Inc.                          60,750
      2,650     Zale Corp.                                50,703
                                                   --------------
                                                       1,332,993
                                                   --------------

                                                       MARKET
     SHARES                 COMMON STOCK                VALUE
 -----------------------------------------------------------------
                 OIL, ENERGY AND NATURAL GAS (15.9%)
        350      Barrett Resources Corp.                  $14,919
      1,350      Chesapeake Energy Corp.                   75,094
      1,600      Cooper Cameron Corp.                     122,686
        250      Enron Corp.                               10,781
     11,675    * Flores & Rucks, Inc.                     621,694
      2,100    * Global Marine, Inc.                       43,313
        500      Marine Drilling Co., Inc.                  9,844
      4,350      Nabors Industries, Inc.                   83,738
        600      National Oilwell, Inc.                    18,450
      8,250      Noble Drilling Corp.                     163,969
        475    * Nuevo Energy Co.                          24,700
      2,800      Oceaneering International, Inc.           44,237
      1,300      Rowan Companies, Inc.                     29,413
        350      Schlumberger, Ltd.                        34,956
      1,900      3DX Technologies, Inc.                    20,900
      1,825    * Triton Energy, Ltd.                       88,513
     17,200      Union Pacific Resources Group, Inc.      503,132
                                                    --------------
                                                        1,910,336
                                                    --------------
                 TELECOMMUNICATIONS (1.5%)
        850      Aware Inc.                                 8,606
      1,825      Belden, Inc.                              67,525
        925      Cincinnati Bell, Inc.                     57,004
      2,600    * Loral Space & Communications Ltd.         47,775
                                                    --------------
                                                          180,910
                                                    --------------
                 TRANSPORTATION (2.2%)
        500      Atlas Air, Inc.                           23,875
      1,150      Burlington Northern Santa Fe Corp.        99,331
      2,725    * Coach USA, Inc.                           79,025
      2,275    * Hub Group, Inc. Cl. A                     60,856
                                                    --------------
                                                          263,088
                                                    --------------
                 UTILITIES (0.2%)
        700      WICOR, Inc.                               25,113
                                                    --------------
                 TOTAL U.S.  (93.2%)
                    (COST  $10,659,963)               $11,206,163
                                                    --------------

    FACE                                               MARKET
   AMOUNT              REPURCHASE AGREEMENTS            VALUE
 -----------------------------------------------------------------
   $802,000      Provident Bank 6.000% due 01-02-97
                   repurchase price $802,267             $802,000
                   collateralized by U.S. Treasury  --------------
                   Notes, due 08-31-98 (cost $804,000)
                 TOTAL REPURCHASE AGREEMENTS (6.7%)
                    (COST  $802,000)                     $802,000
                                                    --------------

                                                       MARKET
     SHARES                   WARRANTS                  VALUE
 -----------------------------------------------------------------
         81      Laboratory Corp. of America                   $8
                                                    --------------
                 TOTAL WARRANTS (0.0%)
                    (COST  $189)                               $8
                                                    --------------
                 TOTAL HOLDINGS
                    (COST  $11,462,152) (A)           $12,008,171
                                                    ==============

 *Non-income producing securities.
 (a)  Also represents cost for Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                                       DECEMBER 31, 1996
NOTES TO FINANCIAL STATEMENTS

(1)      BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
         Ohio National Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as a diversified open-end management investment company. The Fund is a series investment company which consists of nine separate investment portfolios that seek the following investment objectives:

         EQUITY PORTFOLIO--long-term growth of capital by investing principally in common stocks or other equity securities. Current income is a secondary objective.

         MONEY MARKET PORTFOLIO--maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.

         BOND PORTFOLIO--high level of return consistent with preservation of capital by investing primarily in high quality intermediate and long-term debt securities.

         OMNI PORTFOLIO--high level of long-term total return consistent with preservation of capital by investing in stocks, bonds and money market instruments.

         INTERNATIONAL PORTFOLIO--long-term capital growth by investing primarily in common stocks of foreign companies.

         CAPITAL APPRECIATION PORTFOLIO--maximum capital growth by investing primarily in common stocks that are (1) considered to be undervalued or temporarily out of favor with investors, or (2) expected to increase in price over the short term.

         SMALL CAP PORTFOLIO-maximum capital growth by investing primarily in common stocks of small and medium size companies.

         GLOBAL CONTRARIAN PORTFOLIO--long-term growth of capital by investing in foreign and domestic securities believed to be undervalued or presently out of favor.

         AGGRESSIVE GROWTH PORTFOLIO--capital growth.

         The following is a summary of significant accounting policies:

         Investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 which approximates market value. All net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income from the remaining portfolios are declared and paid to shareholders quarterly and are recorded on the ex-dividend date. Distributions arising from accumulated net realized capital gains are recorded on the ex-dividend date and are distributed to shareholders at least once a year.

         For all other portfolios, securities which are traded on U.S. and foreign stock exchanges or in the over-the-counter markets are valued at the last sale price or, if there has been no sale that day, at the last bid price reported as of 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Over-the-counter securities are valued at the last bid price as of the close of trading on the Exchange. Short-term investments (investments with remaining maturities of 60 days or less) are valued at amortized cost and fixed income securities are valued by using market quotations, or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation.

         Foreign currency exchange rates are generally determined prior to 4:00 p.m. Eastern time. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the time of valuation, which in the case of the International, Small Cap, Global Contrarian and Aggressive Growth Portfolios, would not be reflected in the computation of the portfolios' net asset value. If events materially affecting the value of such securities or currency exchange rates occurred during such time period, the securities are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

         In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward foreign currency exchange contracts (forward contract). A forward contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.


                                                                     (continued)

     OHIO NATIONAL FUND, INC.                                  DECEMBER 31, 1996
     NOTES TO FINANCIAL STATEMENTS (Continued)

OHIO NATIONAL FUND, INC.                                       DECEMBER 31, 1996
NOTES TO FINANCIAL STATEMENTS

         Each portfolio other than the Money Market Portfolio, may (a) write call options traded on a registered national securities exchange if such portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the portfolio would be hedged by options or futures contracts, and no more than 5% of any portfolio's total assets, at market value, may be used for premiums on open options and initial margin deposits on futures contracts. Options are recorded at market value, and the related realized and unrealized gains and losses are included in the statement of operations. The portfolios making use of options bear the market risk of an unfavorable change in the price of any security underlying the options.

         The Fund may invest in two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Future contracts may be based on broad-based stock indexes such as the Standard & Poor's 500 Index or on narrow-based stock indexes. A particular index will be selected according to Ohio National Investments, Inc. ("ONI's"), the investment advisor to the Fund, investment strategy for the particular portfolio. The Fund may enter into such contracts to reduce the risk of fluctuation of portfolio securities values or to take advantage of expected market fluctuations.

         Securities transactions are recorded on a trade date basis. Dividend income is recognized on the ex-dividend date (except in the case of foreign securities in the International, Small Cap, Global Contrarian and Aggressive Growth Portfolios in which dividends are recorded as soon after the ex-dividend date as the fund becomes aware of such dividends), and interest income is accrued daily as earned. Net realized gain or loss on investments and foreign exchange transactions are determined the first in first out basis except in the case of the Aggresive Growth Portfolio in which the identified cost basis is used.

         The books and records of all the portfolios are maintained in U.S. dollars. Foreign currency amounts in the International, Small Cap, Global Contrarian and Aggressive Growth Portfolios are translated into U.S. dollars on the following basis:
         (1) market value of investments, other assets and liabilities -- at exchange rates prevailing at the end of the period.
         (2) purchases and sales of investments, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

         Although the net assets and the market value of the portfolios are presented at the foreign exchange rates at the end of the period, the portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of changes in the market price of the investments. However, the portfolios do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of foreign-currency denominated debt obligations pursuant to Federal income tax regulations.

         Foreign investment and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks, including re-evaluation of currency and future adverse political and economic developments, could cause investments and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

         Each portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which ONI deems creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the portfolio under the 1940 Act.

         It is the policy of the Fund to distribute to its shareholders substantially all of its taxable income, thus gaining relief from Federal income taxes under provisions of current tax regulations applicable to investment companies of this type. Accordingly, no provision for Federal income taxes has been made.

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


                                                                     (continued)

OHIO NATIONAL FUND, INC.                                       DECEMBER 31, 1996
NOTES TO FINANCIAL STATEMENTS


         The gross unrealized appreciation and depreciation on investments in each portfolio as of December 31, 1996 were as follows:

                                                                   PORTFOLIO
                   ----------------------------------------------------------------------------------------------------------
                                                              INTER-        CAPITAL       SMALL         GLOBAL     AGGRESS.
                       EQUITY        BOND        OMNI        NATIONAL       APPREC.        CAP          CONTR.      GROWTH
                   ------------   ---------  ------------  ------------  -----------   -----------   ----------  ------------
Gross unrealized:
    Appreciation.. $ 84,862,855   $ 504,399  $ 36,938,067  $ 18,395,098  $ 4,059,993   $ 7,812,800   $  926,937  $ 1,137,106
    Depreciation..   (5,368,998)   (165,690)   (2,958,464)   (7,654,794)    (580,448)   (1,098,061)    (482,835)    (591,087)
Net unrealized
    Appreciation.. $ 79,493,857   $ 338,709  $ 33,979,603  $ 10,740,304  $ 3,479,545   $ 6,714,739   $  444,102  $   546,019

(2)      INVESTMENT TRANSACTIONS
         Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31,1996 were as follows:

                                                     PORTFOLIO
                   ----------------------------------------------------------------------------------------------------------
                                                              INTER-       CAPITAL        SMALL        GLOBAL      AGGRESS.
                      EQUITY        BOND         OMNI        NATIONAL      APPREC.         CAP         CONTR.       GROWTH
                   ------------   ---------  ------------  ------------  -----------   -----------   ----------  ------------
Stocks & Bonds:
    Purchases ...  $40,170,942   $2,744,925  $24,425,154   $48,479,648   $39,244,357   $46,994,970   $4,970,439  $142,060,566
    Sales .......  $18,647,850   $  261,349  $11,310,895   $14,608,686   $ 8,449,211   $15,407,487   $1,089,054  $146,254,401
U.S. Government
Obligations:
    Purchases ...             -- $  474,406           --            --   $ 1,501,016            --           --  $  5,432,026
    Sales .......             -- $  300,000  $ 1,500,000            --            --            --           --  $  5,794,225


(3) INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATED PERSONS
         The Fund has an investment advisory agreement with ONI, a wholly owned subsidiary of Ohio National Life Insurance Company (ONLIC), under the terms of which ONI provides porfolio management and investment advice to the Fund and administers its other affairs, subject to the supervision of the Fund's Board of Directors. Prior to May 1, 1996 O.N. Investment Management Company served as the Fund's investment advisor. As compensation for its services to the Equity, Bond and Omni Portfolios, ONI is paid fees at an annual rate of 0.60% of the first $100 million of each of those Portfolios' net assets, 0.50% of the next $150 million, 0.45% of the next $250 million, 0.40% of the next $500 million, 0.30% of the next $1 billion and 0.25% of net assets over $2 billion. For the Money Market Portfolio, ONI is paid a fee at an annual rate of 0.30% of the first $100 million, 0.25% of the next $150 million, 0.23% of the next $250 million, 0.20% of the next $500 million and 0.15% of the net assets over $1 billion. However, as to the Money Market Portfolio, ONI is presently waiving any of its fees in excess of 0.25%. The amount waived in 1996 was $9,697. For the International and Global Contrarian Portfolios, ONI is paid fees at an annual rate of 0.90% of each of those Portfolio's average daily net asset value. ONI is paid fees at an annual rate of 0.80% of the average daily net assets value of each of the Capital Appreciation, Small Cap and Aggressive Growth Portfolios.

         ONI pays Societe Generale Asset Management Corporation (SGAM) fees at an annual rate of 0.75% of the International and Global Contrarian Portfolios' average daily net asset value for directing the investment and reinvestment of those Portfolios' assets pursuant to sub-advisory agreements between ONI and SGAM dated May 1, 1996. Under sub-advisory agreements dated May 1, 1996: (1) ONI pays T. Rowe Price Associates, Inc. (TRPA) a fee at an annual rate of 0.70% of the first $5 million, and 0.50% of average daily net asset value in excess of $5 million for directing the investment and reinvestment of the Capital Appreciation Portfolio's assets, and (2) ONI pays Founders Asset Management, Inc.
         (FAM) a fee at an annual rate of 0.65% of the first $75 million, 0.60% of the next $75 million, and 0.55% of average daily net asset value in excess of $150 million for directing the investment and reinvestment of the Small Cap Portfolio's assets, and (3) ONI pays Strong Capital Management, Inc. (SCM) a fee at an annual rate of 0.70% of the first $50 million and 0.50% of average daily net asset value in excess of $50 million for directing the investment and reinvestment of the Aggressive Growth Portfolio's assets.

         Each director who is not an officer of the Fund or an employee of ONI or its corporate affiliates is paid a quarterly retainer fee of $2,000 plus $400 for each meeting attended.


                                                                     (continued)

OHIO NATIONAL FUND, INC.                                       December 31, 1996
Notes to Financial Statements (Continued)


         The Fund's custodian, transfer agent and dividend paying agent was The Provident Bank, One East Fourth Street, Cincinnati, Ohio. The Provident Bank was also the custodian for those portfolios other than the International and Global Contrarian Portfolios. Effective January 1, 1997 American Data Services, Inc., 24 West Carver Street, Huntington, New York became the new transfer agent and dividend paying agent for the Fund. Also effective January 1, 1997 Star Bank, 425 Walnut Street, Cincinnati, Ohio, became the new custodian for those portfolios other than the International and Global Contrarian Portfolios. The custodian for the International and Global Contrarian Portfolios is Investors Fiduciary Trust Company, 127 West Tenth Street, Kansas City, Missouri. For International and Global Contrarian Portfolio assets held outside the United States, Star Bank and Investors Fiduciary Trust Company enters into subcustodial agreements, subject to approval by the Board of Directors.

(4)      DISTRIBUTIONS TO SHAREHOLDERS

         On January 2, 1997, the following dividends were paid from net investment income and net realized gains on investments to shareholders of record on December 31, 1996:

                              NET INVESTMENT INCOME

                                                             CAPITAL                             GLOBAL           AGGRESS.
     EQUITY             BOND               OMNI           APPRECIATION      INTERNATIONAL      CONTRARIAN          GROWTH
----------------  ----------------  ------------------  ----------------  ----------------  ----------------  ----------------
 PER               PER               PER                 PER               PER               PER               PER
SHARE  AGGREGATE  SHARE  AGGREGATE  SHARE    AGGREGATE  SHARE  AGGREGATE  SHARE  AGGREGATE  SHARE  AGGREGATE  SHARE  AGGREGATE
----------------  ----------------  ------------------  ----------------  ----------------  ----------------  ----------------
 .13    $903,508   .17    $338,373   .14    $1,014,424   .10    $295,609   .10    $882,310   .10     $92,076   .14    $172,523


                        NET REALIZED GAINS ON INVESTMENTS

                                                               CAPITAL                              GLOBAL
                         EQUITY              OMNI           APPRECIATION      INTERNATIONAL       CONTRARIAN
                  -----------------  ------------------  -----------------  -----------------  ----------------
                   PER               PER                   PER               PER                PER
                  SHARE   AGGREGATE  SHARE   AGGREGATE    SHARE  AGGREGATE  SHARE   AGGREGATE  SHARE  AGGREGATE
                  -----------------  ------------------  -----------------  -----------------  ----------------
                   .29   $2,116,393   .19    $1,460,737    .19    $553,830   .47   $4,130,538   .21    $203,560

         On January 30, 1997 an additional net realized gain on investments of $307,373 (.09 per share) was paid to the shareholders of record on January 29, 1997 in the Capital Appreciation Portfolio. For Federal income tax purposes, the Bond, Small Cap and Aggressive Growth Portfolios had capital loss carryovers of $82,701, $229,009 and $1,425,782 respectively, at December 31, 1996. If not offset by capital gains, $82,701 and $47,306 will expire in 2003 in the Bond and Aggressive Growth Portfolios respectively and $229,009 and $1,378,476 will expire in 2004 in the Small Cap and Aggressive Growth Portfolio respectively. The Board of Directors does not intend to authorize a distribution of any net realized gain for a portfolio until the capital loss carryover has been offset or expires.

(5)      CAPITAL SHARES TRANSACTIONS

         Capital share transactions for the years ended December 31, 1996 and 1995 were as follows:

                                         Equity                 Money Market                Bond                       Omni
                                ----------------------    ----------------------     --------------------    ----------------------
                                   1996         1995         1996         1995        1996         1995         1996         1995
                                ---------    ---------    ---------    ---------     -------      -------    ---------      -------
Capital shares
    issued on sales ..........  1,251,722    1,027,904    2,854,453    1,416,527     654,067      386,744    1,421,502      934,361
Capital shares issued
    on reinvested dividends ..    296,586      175,132       97,983       68,371     118,018       78,755      312,746      167,487
Capital shares redeemed ......    488,195      371,799    1,972,882    1,219,129     469,144      168,371      461,070      631,665


                                                                     (continued)

OHIO NATIONAL FUND, INC.                                        DECEMBER 31,1996
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                                       Global
                                     International         Capital Appreciation             Small Cap               Contrarian(a)
                                 ----------------------    ---------------------     ----------------------      -------------------
                                   1996         1995          1996         1995         1996         1995         1996         1995
                                   ----         ----          ----         ----         ----         ----         ----         ----
Capital shares
    issued on sales ..........   2,498,593    1,949,778    1,370,341     969,718     1,175,931      778,636      694,759     421,953
Capital shares issued
    on reinvested dividends ..     437,139      186,973      137,455      39,565        35,538        2,166       22,442       2,275
Capital shares redeemed ......     372,436      564,813      158,593      56,759        89,525       40,666      158,086      15,010

                                       Aggressive
                                        Growth(a)
                                    1996         1995
                                    ----         ----
                                   --------------------
Capital shares
    issued on sales ..........     849,211      337,342
Capital shares issued
    on reinvested dividends ..     124,213       12,046
Capital shares redeemed ......     114,532       11,183

(a)Commenced operations March 31, 1995

The Fund is authorized to issue 250,000,000 of its capital shares. 20,000,000 shares have been allocated to the Equity, Omni and International Portfolios, and 10,000,000 shares are allocated to each of the other portfolios. The remaining 60,000,000 shares are unallocated at this time.



(6)      COMMITMENTS
         As of December 31, 1996 the International and Global Contrarian Portfolios had entered into forward currency contracts, as set forth below summarized by currency:

                                                     INTERNATIONAL PORTFOLIO
 SETTLEMENT             CURRENCY TO BE             U.S. $ VALUE           CURRENCY TO BE         U.S. $ VALUE        UNREALIZED
DATES THROUGH             DELIVERED                 AT 12/31/96              RECEIVED             AT 12/31/96      GAIN      (LOSS)
-------------  --------------------------------   -------------  ------------------------------  ------------  ----------  ---------
  05/07/97         6,798,000        Swiss Franc      5,130,565    5,261,954         U.S. Dollar    5,261,954   $  131,389        --
  05/07/97           159,885        U.S. Dollar        159,885      211,000         Swiss Franc      159,245           --  $   (640)
  01/03/97         9,312,000      Deutsche Mark      6,046,753    6,268,411         U.S. Dollar    6,268,411      221,658        --
  01/03/97         5,979,811        U.S. Dollar      5,979,811    9,312,000       Deutsche Mark    6,046,753       66,942        --
  05/14/97        13,711,000      Deutsche Mark      8,979,044    8,945,073         U.S. Dollar    8,945,073           --   (33,971)
  01/10/97        54,098,000       French Franc     10,427,927   10,655,604         U.S. Dollar   10,655,604      227,677        --
  05/21/97        30,244,000       French Franc      5,873,759    5,872,931         U.S. Dollar    5,872,931           --      (828)
  01/17/97     1,125,000,000       Japanese Yen      9,704,969   10,579,224         U.S. Dollar   10,579,224      874,255        --
  01/17/97           267,189        U.S. Dollar        267,189   30,100,000        Japanese Yen      259,662           --   ( 7,527)
  05/28/97       461,050,000       Japanese Yen      4,051,050    4,215,631         U.S. Dollar    4,215,631      164,581        --
  03/17/97           350,000      New  Zealand$        248,220      243,495         U.S. Dollar      243,495           --    (4,725)
                                                  ------------                                    ----------   ----------  --------
                                                    56,869,172                                    58,507,983   $1,686,502  $(47,691)
                                                  ============                                    ==========   ==========  ========


                                                                     (continued)

OHIO NATIONAL FUND, INC.                                        DECEMBER 31,1996
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                             GLOBAL CONTRARIAN PORTFOLIO
 SETTLEMENT          CURRENCY TO BE        U.S. $ VALUE      CURRENCY TO BE           U.S. $ VALUE     UNREALIZED
DATES THROUGH          DELIVERED            AT 12/31/96         RECEIVED              AT 12/31/96     GAIN    (LOSS)
-------------  -------------------------   ------------   ------------------------    -----------    -------  ------
   05/07/97        34,000    Swiss Franc       25,660      25,814      U.S. Dollar       25,814      $   154      --
   01/03/97       183,000  Deutsche Mark      118,831     121,624      U.S. Dollar      121,624        2,793      --
   01/03/97       117,511    U.S. Dollar      117,511     183,000    Deutsche Mark      118,831        1,320      --
   05/14/97       396,000  Deutsche Mark      259,332     259,827      U.S. Dollar      259,827          495      --
   01/10/97     2,112,000   French Franc      409,037     414,863      U.S. Dollar      414,863        5,826      --
   01/10/97        43,830    U.S. Dollar       43,830     226,000     French Franc       43,564           --   $(266)
   01/17/97    34,400,000   Japanese Yen      296,756     323,506      U.S. Dollar      323,506       26,750      --
   05/28/97    23,600,000   Japanese Yen      207,363     215,819      U.S. Dollar      215,819        8,456      --
   05/07/97       125,000  Dutch Guilder       72,925      72,506      U.S. Dollar       72,506                 (419)
                                            ---------                                 ---------      -------   -----
                                            1,551,245                                 1,596,354      $45,794   $(685)
                                            =========                                 =========      =======   =====

                            OHIO NATIONAL FUND, INC.
                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Ohio National Fund, Inc.:

We have audited the accompanying statements of assets and liabilities and the schedules of investments of Ohio National Fund, Inc. (comprising, respectively, the Equity, Money Market, Bond, Omni, International, Capital Appreciation, Small Cap, Global Contrarian and Aggressive Growth Portfolios) as of December 31, 1996, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers, and where replies are not received, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising Ohio National Fund, Inc. as of December 31, 1996, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.


                                                       KPMG PEAT MARWICK LLP


Cincinnati, Ohio
January 28, 1997

OHIO NATIONAL FUND, INC.                            YEAR ENDED DECEMBER 31, 1996
FINANCIAL HIGHLIGHTS

                                                                          PORTFOLIO
                               ------------------------------------------------------------------------------------------------
                                                 EQUTY                                           MONEY MARKET
                               ---------------------------------------------    -----------------------------------------------
                                        YEARS ENDED DECEMBER 31,                           YEARS ENDED DECEMBER 31,
                                 1996   1995      1994      1993      1992       1996      1995     1994      1993       1992
                               ---------------------------------------------    -----------------------------------------------
Per share data
(for a share outstanding
throughout each period):

Net asset value,
   beginning of period .......  $28.58  $23.20   $23.90     $21.63    $20.61    $10.00    $10.00    $10.00    $10.00    $10.00

Income from investment
   operations:
   Net investment income .....    0.47    0.50     0.45       0.41      0.50      0.50      0.54      0.39      0.27      0.31
   Net realized & unrealized
     gain (loss) on investments
     and foreign currency
     transactions ............    4.58    5.65    (0.39)      2.57      1.02      0.00      0.00      0.00      0.00      0.00
                                ------  ------   ------    -------   -------    ------    ------    ------    ------    ------
       Total from investment
         operations ..........    5.05    6.15     0.06       2.98      1.52      0.50      0.54      0.39      0.27      0.31
                                ------  ------   ------    -------   -------    ------    ------    ------    ------    ------

Less distributions:
   Dividends declared ........   (0.46)  (0.39)   (0.44)     (0.42)    (0.50)    (0.50)    (0.54)    (0.39)    (0.27)    (0.31)
   Distributions from
     realized capital gains ..   (0.87)  (0.38)   (0.32)     (0.29)     0.00      0.00      0.00      0.00      0.00      0.00
                                ------  ------   ------    -------   -------    ------    ------    ------    ------    ------
       Total distributions ...   (1.33)  (0.77)   (0.76)     (0.71)    (0.50)    (0.50)    (0.54)    (0.39)    (0.27)    (0.31)
                                ------  ------   ------    -------   -------    ------    ------    ------    ------    ------
Net asset value,
   end of period .............  $32.30  $28.58   $23.20     $23.90    $21.63    $10.00    $10.00    $10.00    $10.00    $10.00
                                ======  ======   ======    =======   =======    ======    ======    ======    ======    ======
Total return .................   18.35%  27.20%    0.25%     14.09%     7.55%     5.17%     5.62%     4.00%     2.71%     3.12%
                                ======  ======   ======    =======   =======    ======    ======    ======    ======    ======

Ratio (to average net assets)/
   supplemental data:
     Expenses ................    0.73%   0.73%    0.62%      0.63%     0.65%     0.44%(b)  0.44%(b)  0.39%(b)  0.53%(b)  0.66%
     Net investment income ...    1.60%   1.90%    1.90%      1.91%     2.44%     4.96%(b)  5.39%(b)  3.69%(b)  2.71%(b)  3.16%
   Portfolio turnover ........      11%     14%       8%        18%       12%        0         0         0         0         0
   Average commission rate (e)   0.069     N/A      N/A        N/A       N/A       N/A       N/A       N/A       N/A       N/A

   Net assets at end
     of period (millions) ....  $232.8  $175.7   $123.3     $109.9     $87.4     $25.5     $15.7     $13.1     $19.1     $20.6

                                                    PORTFOLIO
                              --------------------------------------------------
                                                      BOND
                              --------------------------------------------------
                                           YEARS ENDED DECEMBER 31,
                                1996       1995       1994      1993       1992
                              --------------------------------------------------
Per share data
(for a share outstanding
throughout each period):

Net asset value,
   beginning of period .......  $10.93    $ 9.70    $10.87   $10.45    $10.37

Income from investment
   operations:
   Net investment income .....    0.69      0.70      0.67     0.69      0.67
   Net realized & unrealized
     gain (loss) on investment
     and foreign currency
     transactions ............   (0.32)     1.08     (1.07)    0.41      0.10
                                ------    ------    ------   ------    ------
       Total from investment
         operations ..........    0.37      1.78     (0.40)    1.10      0.77
                                ------    ------    ------   ------    ------

Less distributions:
   Dividends declared ........   (0.68)    (0.55)    (0.69)   (0.68)    (0.69)
   Distributions from
     realized capital gains ..    0.00      0.00     (0.08)    0.00      0.00
                                ------    ------    ------   ------    ------
       Total distributions ...   (0.68)    (0.55)    (0.77)   (0.68)    (0.69)
                                ------    ------    ------   ------    ------
Net asset value,
   end of period .............  $10.62    $10.93     $9.70   $10.87    $10.45
                                ======    ======    ======   ======    ======
Total return .................    3.71%    18.90%    (3.84%) (10.69%)    7.55%
                                ======    ======    ======   ======    ======

Ratio (to average net assets)/
   supplemental data:
     Expenses ................    0.79%     0.75%     0.63%    0.62%     0.65%
     Net investment income ...    6.54%     6.76%     6.71%    6.33%     6.73%
   Portfolio turnover ........       3%        4%        5%      13%       20%
   Average commission rate (e)     N/A       N/A       N/A      N/A       N/A

   Net assets at end
     of period (millions) ....   $20.8    $ 18.1     $13.1    $12.0      $8.9

(b) On and after June 17,1993, the advisor has waived part of the management fee with respect to the Money Market Portfolio, to the extent such fee exceeds an annual rate of .25% of the Money Market Portfolio's daily net asset value. Had the fee not been waived, the annualized ratio of net expenses for the years ended December 31, 1996, 1995, 1994 and 1993 would have been .49%, .55%, .59%, and .63%
         respectively. The annualized ratio of net investment income to average net assets would have been 4.93%, 5.27%, 3.51%, and 2.60% respectively.
(e) Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold by the respective porfolio for which commissions were charged.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                            YEAR ENDED DECEMBER 31, 1996
FINANCIAL HIGHLIGHTS


                                                                       PORTFOLIO
                                                       -------------------------------------------
                                                                         OMNI
                                                       -------------------------------------------

                                                                YEARS ENDED DECEMBER 31,
                                                        1996    1995     1994      1993     1992
                                                       -------------------------------------------
Per share data
(for a share outstanding throughout each period):

Net asset value, beginning of period ................   $17.60   $14.76   $15.38   $14.14   $13.63

Income from investment operations:
   Net investment income (loss) .....................     0.53     0.58     0.55     0.58     0.63
   Net realized & unrealized gain (loss) on investments
     and foreign currency transactions ..............     2.10     2.72    (0.63)    1.21     0.51
                                                        ------   ------   ------   ------   ------
       Total from investment operations .............     2.63     3.30    (0.08)    1.79     1.14
                                                        ------   ------   ------   ------   ------
Less distributions:
   Dividends declared ...............................    (0.52)   (0.46)   (0.54)   (0.55)   (0.63)

   Distributions from realized capital gains ........    (0.31)    0.00     0.00     0.00     0.00
                                                        ------   ------   ------   ------   ------
       Total distributions ..........................    (0.83)   (0.46)   (0.54)   (0.55)   (0.63)
                                                        ------   ------   ------   ------   ------
   Net asset value, end of period ...................   $19.40   $17.60   $14.76   $15.38   $14.14
                                                        ======   ======   ======   ======   ======
Total return ........................................    15.54%   22.75%    0.53%   12.85%    8.61%
                                                        ======   ======   ======   ======   ======
Ratio (to average net assets)/supplemental data:
     Expenses .......................................     0.76%    0.75%    0.62%    0.62%    0.65%
     Net investment income ..........................     2.89%    3.56%    3.67%    3.74%    4.66%
   Portfolio turnover ...............................       12%      10%       7%      17%      16%
   Average commission rate (e) ......................    0.072      N/A      N/A      N/A      N/A

   Net assets at end of period (millions) ...........   $145.5   $109.6    $85.0    $74.2    $46.4


                                                                                           PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                                      INTERNATIONAL                      CAPITAL APPRECIATION
                                                       ---------------------------------------      -----------------------------
                                                                                       4-30-93          YEARS ENDED       5-1-94
                                                          YEARS ENDED DECEMBER 31,       TO             DECEMBER 31,        TO
                                                         1996      1995       1994    12-31-93        1996       1995    12-31-94
                                                       ------------------------------------      -----------------------------

Per share data
(for a share outstanding throughout each period):

Net asset value, beginning of period ................   $14.38   $13.30    $12.48   $10.00        $11.99     $10.25    $10.00

Income from investment operations:
   Net investment income (loss) .....................     0.25     0.31      0.16     0.02          0.48       0.39      0.22
   Net realized & unrealized gain (loss) on investments
     and foreign currency transactions ..............     1.76     1.28      0.84     2.47          1.31       1.85      0.23
                                                       -------  -------    ------   ------       -------    -------   -------
       Total from investment operations .............     2.01     1.59      1.00     2.49          1.79       2.24      0.45
                                                       -------  -------    ------   ------       -------    -------   -------
Less distributions:
   Dividends declared ...............................    (0.63)   (0.28)    (0.12)   (0.01)        (0.44)     (0.29)    (0.20)
   Distributions from realized capital gains ........    (0.27)   (0.23)    (0.06)    0.00         (0.41)     (0.21)     0.00
                                                       -------  -------    ------   ------       -------    -------   -------
       Total distributions ..........................    (0.90)   (0.51)    (0.18)   (0.01)        (0.85)     (0.50)    (0.20)
                                                       -------  -------    ------   ------       -------    -------   -------
   Net asset value, end of period ...................   $15.49   $14.38    $13.30   $12.48        $12.93     $11.99    $10.25
                                                       =======  =======    ======   ======       =======    =======   =======
Total return ........................................    14.48%   12.10%     8.07%   24.96%(c)     15.75%     22.62%     4.53%(c)
                                                       =======  =======    ======   ======       =======    =======   =======

Ratio (to average net assets)/supplemental data:
     Expenses .......................................     1.15%    1.12%     1.05%    1.13%(a,d)    0.97%      0.96%     0.96%(a,d)
     Net investment income ..........................     1.64%    2.29%     1.23%    0.41%(a,d)    3.90%      3.47%     3.24%(a,d)
   Portfolio turnover ...............................       14%       7%       16%       8%           37%        32%       20%
   Average commission rate (e) ......................    0.031      N/A       N/A      N/A         0.053        N/A       N/A
   Net assets at end of period (millions) ...........   $137.3    $90.6     $62.9    $17.5         $38.3      $19.3      $6.8

(a)      Annualized
(c)      Calculated on an aggregate basis (not annualized).
(d) The advisor has reimbursed certain operating expenses of the Capital Appreciation Portfolio for the period ended December 31, 1994 and the International Portfolio for the period ended December 31,1993. Had the advisor not reimbursed such expenses, the annualized ratio of expenses to average net assets would have been 1.05% and 1.39% respectively. The annualized ratio of net investment income to average net assets would have been 3.18% and .15% respectively.
(e) Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold by the respective porfolio for which commissions were charged.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                            YEAR ENDED DECEMBER 31, 1996
FINANCIAL HIGHLIGHTS


                                                                                             PORTFOLIO
                                                        ------------------------------------------------------------------------
                                                                                              GLOBAL             AGGRESSIVE
                                                                 SMALL CAP                  CONTRARIAN             GROWTH
                                                        ---------------------------      -----------------    ------------------
                                                          YEARS ENDED      5-1-94          YEAR    4-1-95      YEAR      4-1-95
                                                          DECEMBER 31,       TO           ENDED      TO        ENDED       TO
                                                         1996      1995   12-31-94       12-31-96 12-31-95    12-31-96  12-31-95
                                                        ---------------------------      -----------------    ------------------
Per share data
   (for a share outstanding throughout each period):

Net asset value, beginning of period.................   $15.85     $11.99   $10.00        $10.80   $10.00      $11.84    $10.00

Income from investment operations:
   Net investment income (loss)......................    (0.08)     (0.02)    0.18          0.28     0.13         1.64      1.56
   Net realized & unrealized gain (loss) on
     investments and foreign currency transactions...     2.80       3.95     1.94          1.00     0.75        (1.59)     1.08
                                                        ------     ------   ------        ------   ------      -------   -------
       Total from investment operations..............     2.72       3.93     2.12          1.28     0.88         0.05      2.64
                                                        ------     ------   ------        ------   ------      -------   -------

Less distributions:
   Dividends declared................................     0.00      (0.07)   (0.13)        (0.33)   (0.08)       (1.86)    (0.80)
   Distributions from realized capital gains.........    (0.54)      0.00     0.00         (0.09)    0.00         0.00      0.00
                                                        ------     ------   ------        ------   ------      -------   -------
       Total distributions...........................    (0.54)     (0.07)   (0.13)        (0.42)   (0.08)       (1.86)    (0.80)
                                                        ------     ------   ------        ------   ------      -------   -------
Net asset value, end of period.......................   $18.03     $15.85   $11.99        $11.66   $10.80       $10.03    $11.84
                                                        ======     ======   ======        ======   ======      =======   =======
Total return ........................................    17.71%     33.01%   21.26%(c)     12.09%    8.89%(c)     0.76%    26.95%(c)
                                                        ======     ======   ======        ======   ======      =======   =======

Ratio (to average net assets)/supplemental data:
     Expenses........................................     0.96%      0.96%    0.91%(a,d)    1.29%    1.56%(a,d)  1.01%     1.02%(a)
     Net investment income...........................    (0.48%)    (0.11%)   3.27%(a,d)     2.44%   1.64%(a,d) 15.81%    18.18%(a)
   Portfolio turnover................................       70%        75%      22%            18%      6%(a)    1987%     1488%(a)
   Average commission rate (e).......................    0.060        N/A      N/A          0.028     N/A       0.034       N/A

   Net assets at end of period (millions)............    $38.5      $16.0     $3.3          $11.3    $4.4       $12.0      $4.0


(a)      Annualized
(c)      Calculated on an aggregate basis (not annualized).
(d) The advisor has reimbursed certain operating expenses of the Global Contrarian Portfolio for the period ended December 31,1995 the and Small Cap Portfolio for the period ended December 31, 1994. Had the advisor not reimbursed such expenses, the annualized ratio of expenses to average net assets would have been 1.90% and .95% respectively. The annualized ratio of net investment income to average net assets would have been 1.32% and 3.24% respectively.
(e) Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold by the respective porfolio for which commissions were charged.


   The accompanying notes are an integral part of these financial statements.

                        OHIO NATIONAL VARIABLE ACCOUNT R
                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
         Ohio National Life Assurance Corporation

The Contract Owners
         Ohio National Variable Account R

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account R as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit values for each of the periods indicated herein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by examination of the underlying mutual fund. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Variable Account R at December 31, 1996, and the results of its operations, changes in contract owners' equity and changes in unit values for each of the periods indicated herein, in conformity with generally accepted accounting principles.



                                                           KPMG PEAT MARWICK LLP


Cincinnati, Ohio
January 28, 1997
================================================================================

                                         MONEY                                  INTER-       CAPITAL       SMALL        GLOBAL
                           EQUITY        MARKET        BOND         OMNI       NATIONAL      APPREC.        CAP         CONTR.
                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                         ----------    ----------   ----------   ----------   ----------   ----------   ----------    ----------
Assets - Investments
at market value
(note 2)                 $21,667,118   $1,077,211    $730,468    $7,161,453   $12,783,538  $2,807,236   $4,165,072    $1,040,267
                         ===========   ==========    ========    ==========   ===========  ==========   ==========    ==========

Contract owners'
equity:
   Contracts in
   accumulation
   period (note 3)       $21,667,118   $1,077,211    $730,468    $7,161,453   $12,783,538  $2,807,236   $4,165,072    $1,040,267
                         ===========   ==========    ========    ==========   ===========  ==========   ==========    ==========

                          AGGRESS.
                          GROWTH
                         SUBACCOUNT
                         ----------
Assets - Investments
at market value
(note 2)                 $1,726,877
                         ==========

Contract owners'
equity:
   Contracts in
   accumulation
   period (note 3)       $1,726,877
                         ==========



   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT R           FOR THE THREE YEARS ENDED DECEMBER 31
STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY


                                                         EQUITY                                 MONEY MARKET
                                                       SUBACCOUNT                                SUBACCOUNT
                                           1996           1995          1994           1996         1995          1994
                                           ----------------------------------------    -------------------------------------
Investment activity:
   Reinvested capital gains
     and dividends .................       $   766,090    $   377,916   $   312,185    $   39,652   $   24,454    $   14,204
   Risk and administrative
     expense (note 4) ..............          (143,826)       (99,621)      (74,431)       (7,545)      (3,384)       (2,923)
                                           -----------    -----------   -----------    ----------   ----------    ----------
       Net investment activity .....           622,264        278,295       237,754        32,107       21,070        11,281
                                           -----------    -----------   -----------    ----------   ----------    ----------

   Realized and unrealized gain
     (loss) on investments:
       Realized gain (loss) ........           160,116        137,099        76,820        (6,138)         140             0
       Unrealized gain (loss) ......         2,231,504      2,656,620      (358,845)            0            0             0
                                           -----------    -----------   -----------    ----------   ----------    ----------
         Net gain (loss) on
           investments .............         2,391,620      2,793,719      (282,025)       (6,138)         140             0
                                           -----------    -----------   -----------    ----------   ----------    ----------
          Net increase (decrease) in
            contract owners' equity
            from operations ........         3,013,884      3,072,014       (44,271)       25,969       21,210        11,281
                                           -----------    -----------   -----------    ----------   ----------    ----------

Equity transactions:
   Sales:
     Contract purchase payments ....         4,490,453      3,786,276     3,311,520     4,328,290    2,749,849     3,427,468
     Transfers from fixed and
       other subaccounts ...........         1,268,910      1,036,068     1,199,000       544,044      478,053       588,864
                                           -----------    -----------   -----------    ----------   ----------    ----------
                                             5,759,363      4,822,344     4,510,520     4,872,334    3,227,902     4,016,332
                                           -----------    -----------   -----------    ----------   ----------    ----------
   Redemptions:
     Withdrawals and surrenders ....           328,631        325,573       246,089         5,529       24,538         2,746
     Transfers to fixed and
       other subaccounts ...........         1,294,677      1,127,609     1,309,525     4,313,747    2,921,107     3,962,531
     Cost of insurance and
       administrative fee (note 5)..         1,519,968      1,261,061     1,039,221       173,031      119,220       124,019
                                           -----------    -----------   -----------    ----------   ----------    ----------
                                             3,143,276      2,714,243     2,594,835     4,492,307    3,064,865     4,089,296
                                           -----------    -----------   -----------    ----------   ----------    ----------

         Net equity transactions ...         2,616,087      2,108,101     1,915,685       380,027      163,037       (72,964)
                                           -----------    -----------   -----------    ----------   ----------    ----------
          Net change in contract
            owners' equity .........         5,629,971      5,180,115     1,871,414       405,996      184,247       (61,683)
Contract owners' equity:
   Beginning of period .............        16,037,147     10,857,032     8,985,618       671,215      486,968       548,651
                                           -----------    -----------   -----------    ----------   ----------    ----------
   End of period ...................       $21,667,118    $16,037,147   $10,857,032    $1,077,211   $  671,215    $  486,968
                                           ===========    ===========   ===========    ==========   ==========    ==========

                                                        BOND                                 OMNI
                                                     SUBACCOUNT                           SUBACCOUNT
                                           1996         1995       1994        1996          1995           1994
                                           --------------------------------    -------------------------------------
Investment activity:
   Reinvested capital gains
     and dividends .................       $ 38,549    $ 19,903    $ 18,388    $  261,058    $  122,957   $  118,097
   Risk and administrative
     expense (note 4) ..............         (4,242)     (2,892)     (1,792)      (45,484)      (33,258)     (21,835)
                                           --------    --------    --------    ----------    ----------   ----------
       Net investment activity .....         34,307      17,011      16,596       215,574        89,699       96,262
                                           --------    --------    --------    ----------    ----------   ----------

   Realized and unrealized gain
     (loss) on investments:
       Realized gain (loss) ........            743         (78)     (1,030)       48,077        31,864       22,179
       Unrealized gain (loss) ......        (13,745)     44,832     (26,390)      578,417       725,434     (155,096)
                                           --------    --------    --------    ----------    ----------   ----------
         Net gain (loss) on
           investments .............        (13,002)     44,754     (27,420)      626,494       757,298     (132,917)
                                           --------    --------    --------    ----------    ----------   ----------
          Net increase (decrease) in
            contract owners' equity
            from operations ........         21,305      61,765     (10,824)      842,068       846,997      (36,655)
                                           --------    --------    --------    ----------    ----------   ----------

Equity transactions:
   Sales:
     Contract purchase payments ....        328,071     146,154     103,680     1,544,190     1,092,988    1,072,401
     Transfers from fixed and
       other subaccounts ...........         87,756     108,837      40,481       583,740       370,752      841,401
                                           --------    --------    --------    ----------    ----------   ----------
                                            415,827     254,991     144,161     2,127,930     1,463,740    1,913,802
                                           --------    --------    --------    ----------    ----------   ----------
   Redemptions:
     Withdrawals and surrenders ....          8,438       5,704      15,725       167,671        67,498       58,256
     Transfers to fixed and
       other subaccounts ...........        162,147      32,704      19,557       299,190       314,014      497,884
     Cost of insurance and
       administrative fee (note 5)..         62,462      41,769      28,012       501,412       381,402      308,606
                                           --------    --------    --------    ----------    ----------   ----------
                                            233,047      80,177      63,294       968,273       762,914      864,746
                                           --------    --------    --------    ----------    ----------   ----------

         Net equity transactions ...        182,780     174,814      80,867     1,159,657       700,826    1,049,056
                                           --------    --------    --------    ----------    ----------   ----------
          Net change in contract
            owners' equity .........        204,085     236,579      70,043     2,001,725     1,547,823    1,012,401
Contract owners' equity:
   Beginning of period .............        526,383     289,804     219,761     5,159,728     3,611,905    2,599,504
                                           --------    --------    --------    ----------    ----------   ----------
   End of period ...................       $730,468    $526,383    $289,804    $7,161,453    $5,159,728   $3,611,905
                                           ========    ========    ========    ==========    ==========   ==========

   The accompanying notes are an integral part of these financial statements.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT R           FOR THE THREE YEARS ENDED DECEMBER 31
STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

--------------------------------------------------------------------------------

                                                 INTERNATIONAL                            CAPITAL APPRECIATION
                                                  SUBACCOUNT                                   SUBACCOUNT
                                       1996          1995            1994            1996         1995         1994(a)
                                       --------------------------------------        ----------------------------------
Investment activity:
  Reinvested capital gains
   and dividends ...............       $   573,537   $  214,290    $   33,042        $  106,463   $   18,585   $    992
  Risk and administrative
   expense (note 4) ............           (78,825)     (49,434)      (19,907)          (13,716)      (4,732)       231
                                       -----------   ----------    ----------        ----------   ----------   --------
    Net investment activity ....           494,712      164,856        13,135            92,747       13,853      1,223
                                       -----------   ----------    ----------        ----------   ----------   --------
  Realized and unrealized gain
   (loss) on investments:
    Realized gain (loss) .......            23,917       26,863         4,970            19,381        2,645        (42)
    Unrealized gain (loss) .....           752,956      540,676        65,383           172,281       94,813     (1,734)
                                       -----------   ----------    ----------        ----------   ----------   --------
     Net gain (loss) on
       investments .............           776,873      567,539        70,353           191,662       97,458     (1,776)
                                       -----------   ----------    ----------        ----------   ----------   --------
      Net increase (decrease) in
       contract owners' equity
       from operations .........         1,271,585      732,395        83,488           284,409      111,311       (553)
                                       -----------   ----------    ----------        ----------   ----------   --------
Equity transactions:
  Sales:
   Contract purchase payments ..         3,766,785    2,976,009     2,195,400         1,176,050      422,829     42,626
   Transfers from fixed and
    other subaccounts ..........         1,410,908    1,049,632     2,581,376           709,737      696,659    150,290
                                       -----------   ----------    ----------        ----------   ----------   --------
                                         5,177,693    4,025,641     4,776,776         1,885,787    1,119,488    192,916
                                       -----------   ----------    ----------        ----------   ----------   --------
  Redemptions:
   Withdrawals and surrenders ..           160,367      135,907        22,335            55,870        4,024      2,847
   Transfers to fixed and
    other subaccounts ..........           622,081      770,875       388,971           301,791       84,065          0
   Cost of insurance and
    administrative fee (note 5).         1,009,169      796,919       448,228           244,293       87,472      5,760
                                       -----------   ----------    ----------        ----------   ----------   --------
                                         1,791,617    1,703,701       859,534           601,954      175,561      8,607
                                       -----------   ----------    ----------        ----------   ----------   --------

     Net equity transactions ...         3,386,076    2,321,940     3,917,242         1,283,833      943,927    184,309
                                       -----------   ----------    ----------        ----------   ----------   --------
      Net change in contract
       owners' equity ..........         4,657,661    3,054,335     4,000,730         1,568,242    1,055,238    183,756
Contract owners' equity:
  Beginning of period ..........         8,125,877    5,071,542     1,070,812         1,238,994      183,756          0
                                       -----------   ----------    ----------        ----------   ----------   --------
  End of period ................       $12,783,538   $8,125,877    $5,071,542        $2,807,236   $1,238,994   $183,756
                                       ===========   ==========    ==========        ==========   ==========   ========


                                                   SMALL CAP                    GLOBAL CONTRARIAN             AGGRESSIVE GROWTH
                                                   SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                       1996          1995          1994(a)    1996          1995(b)         1996          1995(b)
                                       ------------------------------------   ----------------------        ----------------------
Investment activity:
  Reinvested capital gains
   and dividends ...............       $   56,631    $    2,690    $  1,872   $   20,219    $    523        $  158,688    $ 12,789
  Risk and administrative
   expense (note 4) ............          (20,200)       (6,411)         77       (5,154)       (540)           (6,733)       (897)
                                       ----------    ----------    --------   ----------    --------        ----------    --------
    Net investment activity ....           36,431        (3,721)      1,949       15,065         (17)          151,955      11,892
                                       ----------    ----------    --------   ----------    --------        ----------    --------
  Realized and unrealized gain
   (loss) on investments:
    Realized gain (loss) .......            9,714        13,224           3        1,474       1,419              (294)      5,130
    Unrealized gain (loss) .....          414,502       208,534       2,560       43,850       5,122          (114,233)     15,468
                                       ----------    ----------    --------   ----------    --------        ----------    --------
     Net gain (loss) on
       investments .............          424,216       221,758       2,563       45,324       6,541          (114,527)     20,598
                                       ----------    ----------    --------   ----------    --------        ----------    --------
      Net increase (decrease) in
       contract owners' equity
       from operations .........          460,647       218,037       4,512       60,389       6,524            37,428      32,490
                                       ----------    ----------    --------   ----------    --------        ----------    --------
Equity transactions:
  Sales:
   Contract purchase payments ..        1,584,784       632,636      57,962      459,332     106,879           915,114     140,955
   Transfers from fixed and
    other subaccounts ..........        1,168,570       786,952     235,806      403,280     182,691           640,496     336,663
                                       ----------    ----------    --------   ----------    --------        ----------    --------
                                        2,753,354     1,419,588     293,768      862,612     289,570         1,555,610     477,618
                                       ----------    ----------    --------   ----------    --------        ----------    --------
  Redemptions:
   Withdrawals and surrenders ..           80,764         5,965       4,056        3,696      10,420             6,572         307
   Transfers to fixed and
    other subaccounts ..........          258,675       127,447           0       35,452      42,262           120,708      46,146
   Cost of insurance and
    administrative fee (note 5).          383,497       121,558       2,872       75,598      11,400           180,962      21,574
                                       ----------    ----------    --------   ----------    --------        ----------    --------
                                          722,936       254,970       6,928      114,746      64,082           308,242      68,027
                                       ----------    ----------    --------   ----------    --------        ----------    --------

     Net equity transactions ...        2,030,418     1,164,618     286,840      747,866     225,488         1,247,368     409,591
                                       ----------    ----------    --------   ----------    --------        ----------    --------
      Net change in contract
       owners' equity ..........        2,491,065     1,382,655     291,352      808,255     232,012         1,284,796     442,081
Contract owners' equity:
  Beginning of period ..........        1,674,007       291,352           0      232,012           0           442,081           0
                                       ----------    ----------    --------   ----------    --------        ----------    --------
  End of period ................       $4,165,072    $1,674,007    $291,352   $1,040,267    $232,012        $1,726,877    $442,081
                                       ==========    ==========    ========   ==========    ========        ==========    ========


(a)    Period from May 1, 1994, date of commencement of operations.
(b)    Period from March 31, 1995, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

                        OHIO NATIONAL VARIABLE ACCOUNT R
                          NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
    Ohio National Variable Account R (the Account) is a separate account of Ohio National Life Assurance Corporation (ONLAC). All obligations arising under variable life insurance contracts are general corporate obligations of ONLAC. ONLAC is a wholly-owned subsidiary of The Ohio National Life Insurance Company. The account has been registered as a unit investment trust under the Investment Company Act of 1940.

    Assets of the Account are invested in shares of Ohio National Fund, Inc. (the Fund), a diversified open-end management investment company. The Fund's investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

    Investments are valued at the net asset value of fund shares held at December 31, 1996. Share transactions are recorded on the trade date. Income and capital gain distributions are recorded on the ex-dividend date. Net realized capital gain or loss is determined on the basis of average cost.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENTS
    At December 31,1996 the aggregate cost and number of shares of Ohio National Fund, Inc. owned by the respective subaccounts were:


                                  MONEY                                 INTER-     CAPITAL      SMALL       AGGRESS.      GLOBAL
                     EQUITY       MARKET        BOND        OMNI       NATIONAL    APPREC.       CAP         GROWTH       CONTR.
                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                   ----------   ----------   ----------  ----------   ----------  ----------  ----------   ----------   ----------
Aggregate Cost     $15,884,188  $1,077,211   $718,909    $5,713,489  $11,314,374  $2,541,876  $3,539,477    $991,294    $1,825,642
Number of shares       670,829     107,721     68,756       369,185      825,117     217,127     231,046      89,224       172,137


(3) CONTRACTS IN ACCUMULATION PERIOD

    At December 31, 1996 the accumulation units and value per unit of the respective subaccounts and products were:

                                              ACCUMULATION UNITS     VALUE PER UNIT
                                              ------------------     --------------
    Equity Subaccount.....................       870,345.996            $24.894833
    Money Market Subaccount...............        67,856.926             15.874741
    Bond Subaccount.......................        39,674.270             18.411624
    Omni Subaccount.......................       310,569.918             23.059070
    International Subaccount..............       758,122.320             16.862105
    Capital Appreciation Subaccount.......       201,769.083             13.913113
    Small Cap Subaccount..................       262,417.315             15.871942
    Aggressive Growth Subaccount..........        86,348.703             12.047276
    Global Contrarian Subaccount..........       136,778.509             12.625353

                        OHIO NATIONAL VARIABLE ACCOUNT R
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 1996


(4) RISK AND ADMINISTRATIVE EXPENSE

    Although variable life payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLAC assumes the expense risk and the mortality risk under the contracts. ONLAC charges the Accounts' assets for assuming those risks. Such charge will be assessed at a daily rate of 0.0020471% which corresponds to an annual rate of 0.75% of the contract value.

(5) CONTRACT CHARGES

    Each premium payment is subject to a premium expense charge. The premium expense charge has two components:

    (a) Sales Load. Each contract is subject to a level sales load of all premiums paid of 4%.

    (b) State Premium Tax. Premium payments will be subject to the state premium tax and any other state or local taxes that currently range from 2% to 4%.

    A surrender charge is assessed in connection with all complete surrenders, all decreases in stated amount and certain partial surrenders consisting of two components: (1) a contingent deferred sales charge, and (2) a contingent deferred insurance underwriting charge.

    The contingent deferred sales charge is a percentage of premiums paid in the first two contract years. The contingent deferred sales charge percentages are scaled by age at issue or increase. The contingent deferred insurance underwriting charge varies with age at issue or increase.

    A service charge is imposed on each transfer of cash values among the subaccounts. Currently, ONLAC is not assessing this charge on the first four transfers made in any contract year. For partial surrenders, a service fee is charged.

    ONLAC charges a monthly deduction from the contract value for the cost of insurance, a $5.00 record keeping and processing charge, a risk charge of $.01 per $1,000 of the stated amount for the risk associated with the death benefit guarantee, and the cost of additional insurance benefits provided by rider.

(6) FEDERAL INCOME TAXES

    Operations of the Account form part of, and are taxed with, operations of ONLAC which is taxed as a life assurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.

(7) NOTE TO SCHEDULE 1

    Schedule 1 presents the components of the change in the unit values, which are the basis for determining contract owners' equity. This schedule is presented for each series, as applicable in the following format:

    -   Beginning unit value

    -   Reinvested capital gains and dividends

        (This amount reflects the increase in the unit value due to capital gain and dividend distributions from the underlying mutual fund.)

    -   Unrealized gain (loss)

        (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the fund.)

    -   Expenses

        (This amount reflects the decrease in the unit value due to Risk and Administrative Expenses discussed in note 4 to the financial statements.)

    -   Ending unit value

    -   Percentage increase (decrease) in unit value.

OHIO NATIONAL VARIABLE ACCOUNT R          FOR THE YEARS ENDED DECEMBER 31, 1996,
SCHEDULES OF CHANGES IN UNIT VALUES                                1995 AND 1994
                                                                      SCHEDULE 1


                                                                      MONEY
                                                       EQUITY         MARKET           BOND            OMNI          INTERNATIONAL
                                                     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
1996
Beginning unit value............................      21.192465     15.207452        17.886274      20.106689           14.839342
Reinvested capital gains and dividends..........       0.944670      0.678964         1.097636       0.922004            0.881300
Realized and unrealized gain (loss).............       2.774986      0.000000        -0.558912       2.046506            1.153558
Expenses........................................      -0.017288     -0.011675        -0.013374      -0.016129           -0.012095
Ending unit value...............................      24.894833     15.874741        18.411624      23.059070           16.862105
Percentage increase in unit value*..............           17.5%          4.4%             2.9%          14.7%               13.6%

1995
Beginning unit value............................      16.785643     14.507086        15.156742      16.502872           13.336474
Reinvested capital gains and dividends..........       0.535931      0.711525         0.850369       0.518180            0.453058
Realized and unrealized gain....................       3.885373      0.000000         1.891702       3.099521            1.060350
Expenses........................................      -0.014482     -0.011159        -0.012539      -0.013884           -0.010540
Ending unit value...............................      21.192465     15.207452        17.886274      20.106689           14.839342
Percentage increase in unit value*..............           26.3%          4.8%            18.0%          21.8%               11.3%

1994
Beginning unit value............................      16.870045     14.054459        15.879641      16.714665           12.433465
Reinvested capital gains and dividends..........       0.531001      0.463316         1.153660       0.611008            0.138938
Realized and unrealized gain (loss).............      -0.602749      0.000000        -1.865057      -0.810420            0.774140
Expenses........................................      -0.012654     -0.010689        -0.011502      -0.012381           -0.010069
Ending unit value...............................      16.785643     14.507086        15.156742      16.502872           13.336474
Percentage increase (decrease) in unit value*...           -0.5%          3.2%            -4.6%          -1.3%                7.3%

                                                         CAPITAL         SMALL           GLOBAL             AGGRESSIVE
                                                       APPRECIATION       CAP          CONTRARIAN             GROWTH
                                                        SUBACCOUNT     SUBACCOUNT      SUBACCOUNT           SUBACCOUNT
1996
Beginning unit value............................        12.109778      13.585277       10.828053             12.624042
Reinvested capital gains and dividends..........         0.706680       0.290873        0.333203              1.871400
Realized and unrealized gain (loss).............         1.106415       2.006965        0.894801             -1.860850
Expenses........................................        -0.009760      -0.011173       -0.008781             -0.009239
Ending unit value...............................        13.913113      15.871942       12.047276             12.625353
Percentage increase in unit value*..............             14.9%          16.8%           11.3%                  0.0%

1995
Beginning unit value............................         9.950187      10.290499       10.000000 ***         10.000000 ***
Reinvested capital gains and dividends..........         0.328243       0.037689        0.072802              1.128730
Realized and unrealized gain....................         1.839934       3.266534        0.763238              1.504407
Expenses........................................        -0.008586      -0.009445       -0.007987             -0.009095
Ending unit value...............................        12.109778      13.585277       10.828053             12.624042
Percentage increase in unit value*..............             21.7%          32.0%            8.3%                 26.2%

1994
Beginning unit value............................        10.000000 **   10.000000 **
Reinvested capital gains and dividends..........         0.099737       0.131388
Realized and unrealized gain (loss).............        -0.142056       0.166824
Expenses........................................        -0.007494      -0.007713
Ending unit value...............................         9.950187      10.290499
Percentage increase (decrease) in unit value*...             -0.5%           2.9%


  * An annualized rate or return cannot be determined as expenses do not include the contract charges discussed in note (5).

 **     Period from September 23, 1994, date of commencement of operations.

***     Period from March 31, 1995, date of commencement of operations.

              See accompanying notes to the financial statements.

[LOGO]

OHIO NATIONAL FINANCIAL SERVICES(SM)
Life changes. We'll be there.(SM)

The Ohio National Life Insurance Company
One Financial Way
Cincinnati, Ohio 45242
Post Office Box 237
Cincinnati, Ohio 45201-0237
Telephone: 513.794.6100
www.ohionatl.com

Form 1324 Rev. 2/97